[777579.SOI9]1

GuidePath® Managed Futures Strategy Fund

Consolidated Schedule of Investments (Unaudited)

June 30, 2019

Principal Amount		Value
	SHORT TERM INVESTMENTS - 96.52%
	Certificates of Deposit - 81.98%
$6,500,000	Banco Del Estado De Chile
	2.430%, 12/06/2019	$6,506,517
2,000,000	Bank of Montreal
	2.712% (3 Month LIBOR USD + 0.110%), 10/04/2019 (a)	2,000,647
7,900,000	CIBC
	2.330%, 07/01/2019	7,900,000
5,500,000	Commonwealth Bank of Australia
	2.751% (1 Month LIBOR USD + 0.320%), 10/04/2019 (a)	5,504,603
6,000,000	Credit Agricole Corp. & Investment Bank
	2.340%, 07/02/2019	6,000,000
6,500,000	DNB Bank
	2.470%, 08/29/2019	6,502,022
6,000,000	Landesbank Hessen-Thueringen Girozentrale
	2.540%, 07/23/2019	6,000,000
	Mitsubishi UFJ Trust & Banking Corp.
5,000,000	2.540%, 08/16/2019	5,000,000
1,500,000	2.530%, 08/23/2019	1,500,000
6,000,000	Mizuho Bank, Ltd.
	2.320%, 09/19/2019	6,000,625
6,500,000	National Australia Bank Ltd.
	2.591% (1 Month LIBOR USD + 0.150%), 05/20/2020 (a)	6,500,051
6,000,000	National Bank of Canada
	2.512% (1 Month LIBOR USD + 0.100%), 10/10/2019 (a)	6,001,315
	National Bank of Kuwait
1,000,000	2.320%, 07/01/2019	1,000,000
6,500,000	2.530%, 07/01/2019	6,500,000
6,500,000	Nordea Bank Abp
	2.280%, 12/11/2019	6,499,690
6,500,000	Norinchukin Bank
	2.540%, 11/15/2019	6,506,211
6,000,000	Oversea - Chinese Banking Corp. Ltd.
	2.250%, 12/13/2019	5,999,803
	Royal Bank of Canada
1,000,000	2.714% (3 Month LIBOR USD + 0.130%), 07/10/2019 (a)	1,000,000
5,000,000	2.593% (1 Month LIBOR USD + 0.180%), 06/12/2020 (a)	4,999,593
7,800,000	Skandinaviska Enskilda Banken AB
	2.310%, 07/01/2019	7,800,000
5,000,000	State Street Bank and Trust Co.
	2.519% (1 Month LIBOR USD + 0.100%), 10/07/2019 (a)	5,001,153
	Sumitomo Mitsui Banking Corp.
5,000,000	2.630%, 09/04/2019	5,004,082
1,500,000	2.540% (1 Month LIBOR USD + 0.100%), 11/18/2019 (a)	1,500,271
5,000,000	Sumitomo Mitsui Trust Bank, Ltd.
	2.600%, 07/18/2019	5,000,000
	Svenska Handelsbanken AB
5,000,000	2.275%, 10/16/2019	5,000,221
1,500,000	2.518% (1 Month LIBOR USD + 0.080%), 11/18/2019 (a)	1,500,098
1,000,000	Swedbank AB
	2.550%, 08/12/2019	1,000,000
8,000,000	The Toronto-Dominion Bank
	2.610%, 09/16/2019	8,004,652

		137,731,554

	Commercial Paper - 7.74%
	Bank of America
5,000,000	2.620%, 08/12/2019	5,000,000
1,500,000	2.350%, 12/13/2019	1,501,766
	COFCO Capital Investment Co. Ltd.
2,000,000	–%, 07/03/2019	1,999,724
4,500,000	–%, 07/24/2019	4,492,957

		12,994,447

[777579.SOI9]2

Number of Shares
	Money Market Funds - 0.46%
776,273	DWS Government Money Market Series - Institutional Shares Effective Yield 2.342% (b)	776,273

		776,273

Principal Amount
	U.S. Treasury Bill - 6.34%
$10,650,000	1.872%, 07/11/2019 (c)(d)(e)	10,643,123

		10,643,123

	Total Short Term Investments (cost $162,112,489)	162,145,397

	Total Investments (Cost $162,112,489) - 96.52%	162,145,397
	Other Assets in Excess of Liabilities - 3.48%	5,844,745

	TOTAL NET ASSETS - 100.00%	$167,990,142

Percentages are stated as a percent of net assets.

(a)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(b)	Seven-day yield as of June 30, 2019.
(c)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(d)	Zero coupon bond. The effective yield is listed.
(e)	All or a portion of this security is held as collateral for certain futures contracts.

[777579.SOI10]1

GuidePath® Managed Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts (Unaudited)

June 30, 2019

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value / Unrealized Appreciation (Depreciation)
Amsterdam IDX Futures	38	4,847,535	Jul-19	$54,283
Australian 10-Year Treasury Bond Futures	340	34,288,851	Sep-19	295,679
Australian 3-Year Treasury Bond Futures	752	60,712,024	Sep-19	132,781
Australian Dollar Futures	(244)	(17,167,840)	Sep-19	(36,971)
Brazil Rael	7	182,000	Jul-19	(55)
Brent Crude Futures (a)	(44)	(2,848,560)	Jul-19	(219,919)
British Pound Futures	(239)	(19,043,819)	Sep-19	55,936
CAC40 Index Futures	63	3,963,692	Jul-19	107,225
Canadian 10-Year Bond Futures	257	28,050,101	Sep-19	490,232
Canadian Dollar Futures	(58)	(4,440,190)	Sep-19	(72,766)
Cocoa Futures (a)	17	412,250	Sep-19	(6,932)
Coffee ‘C’ Futures (a)	(30)	(1,231,313)	Sep-19	(52,358)
Copper Futures (a)	(87)	(5,901,863)	Sep-19	(129,275)
Corn Futures (a)	106	2,286,950	Dec-19	(100,660)
Cotton No. 2 Futures (a)	(60)	(1,982,400)	Dec-19	26,644
DAX® Index Futures	7	2,465,119	Sep-19	43,752
DJIA E-Mini CBOT Futures	64	8,509,760	Sep-19	76,119
E-mini Nasdaq 100 Futures	36	5,539,500	Sep-19	43,320
E-mini Russell 2000 Futures	(14)	(1,096,970)	Sep-19	(29,426)
E-mini S&P 500 Futures	54	7,949,340	Sep-19	103,270
E-mini S&P Mid Cap 400 Futures	6	1,170,000	Sep-19	5,988
Euribor 3 Month Futures	265	75,660,584	Sep-19	90,028
Euro Fx Futures	(237)	(33,910,256)	Sep-19	(60,592)
Euro Stoxx 50® Index Futures	107	4,217,072	Sep-19	111,712
Euro-Bobl Futures	238	36,383,476	Sep-19	155,258
Euro-BTP Futures	63	9,620,891	Sep-19	387,686
Euro-BTP Futures - Short	247	31,316,307	Sep-19	293,156
Euro-Bund Futures	154	30,249,093	Sep-19	321,046
Euro-Buxl® 30 Year Futures	69	15,919,516	Sep-19	534,432
Eurodollar 90 Day Futures	1,219	298,639,763	Sep-19	1,416,264
Euro-OATS Futures	205	38,432,109	Sep-19	605,122
Euro-Schatz Futures	344	43,921,677	Sep-19	69,357
FTSE 100 Index Futures	33	3,088,236	Sep-19	27,626
FTSE China A50 Index Futures	246	3,322,230	Jul-19	(5,788)
FTSE MIB Index Futures	13	1,563,672	Sep-19	15,678
FTSE/JSE Top 40 Index Futures	17	632,832	Sep-19	(6,864)
Gold 100 Oz. Futures (a)	81	11,450,970	Aug-19	354,934
Hang Seng Index Futures	6	1,094,704	Jul-19	4,445
HSCEI Index Futures	3	208,053	Jul-19	3,179
IBEX 35® Index Futures	9	938,756	Jul-19	4,613
Indian Rupee Futures	89	2,568,540	Jul-19	27,075
Japanese Yen Futures	125	14,579,688	Sep-19	(53,600)
Lean Hogs Futures	(25)	(708,500)	Oct-19	(134)
Live Cattle Futures (a)	(69)	(2,909,730)	Oct-19	29,535
LME Aluminium Futures (a)(b)	(102)	(4,590,638)	Sep-19	211,993
LME Copper Futures (a)(b)	6	899,400	Sep-19	3,901
LME Copper Futures (a)(b)	(27)	(4,047,300)	Sep-19	53,526
LME Nickel Futures (a)(b)	12	914,760	Sep-19	18,829
LME Nickel Futures (a)(b)	(38)	(2,896,740)	Sep-19	(143,996)
LME Zinc Futures (a)(b)	2	125,050	Sep-19	(766)
LME Zinc Futures (a)(b)	(21)	(1,313,025)	Sep-19	6,974
Long Gilt Futures	177	29,289,080	Sep-19	264,812
Low Sulphur Gas Oil Futures (a)	(50)	(2,987,500)	Aug-19	(200,676)
Mexican Peso Futures	639	16,441,470	Sep-19	291,411
MSCI EAFE Index Futures	26	2,500,290	Sep-19	4,805
MSCI Emerging Markets Index Futures	6	316,020	Sep-19	(777)
MSCI Singapore Index Futures	51	1,425,399	Jul-19	10,558
MSCI Taiwan Index Futures	42	1,623,300	Jul-19	(3,459)
Natural Gas Futures (a)	(157)	(3,623,560)	Jul-19	(33,123)
New Zealand Dollar Futures	(181)	(12,175,870)	Sep-19	(172,240)

[777579.SOI10]2

Nikkei 225 Futures	(2)	(394,379)	Sep-19	(3,722)
NY Harbor ULSD Futures (a)	(38)	(3,095,282)	Jul-19	(184,897)
OMXS30 Futures	262	4,572,794	Jul-19	80,749
Platinum Futures	(31)	(1,303,705)	Oct-19	(43,036)
RBOB Gasoline Futures (a)	(20)	(1,593,144)	Jul-19	(156,348)
S&P/TSX 60 Index Futures	42	6,271,376	Sep-19	46,477
Silver Futures (a)	(33)	(2,531,265)	Sep-19	(85,211)
South African Rand Futures	(85)	(2,986,688)	Sep-19	(153,911)
Soybean Futures (a)	(27)	(1,246,050)	Nov-19	(35,847)
Soybean Meal Futures (a)	(12)	(387,480)	Dec-19	3,847
Soybean Oil Futures (a)	(101)	(1,747,098)	Dec-19	(59,640)
SPI 200TM Index Futures	60	6,907,119	Sep-19	64,789
Sterling 90 Day Futures	875	137,810,861	Sep-19	72,661
Sugar No. 11 Futures (a)	(66)	(932,870)	Sep-19	(33,119)
Swiss Franc Futures	(55)	(7,096,375)	Sep-19	(99,276)
TOPIX Index Futures	(14)	(2,014,005)	Sep-19	(11,178)
U.S. Treasury 10-Year Note Futures	388	49,651,875	Sep-19	915,706
U.S. Treasury 2-Year Note Futures	544	117,057,750	Sep-19	769,925
U.S. Treasury 5-Year Note Futures	566	66,876,438	Sep-19	902,009
U.S. Treasury Long Bond Futures	129	20,071,594	Sep-19	741,112
U.S. Treasury Ultra Bond Futures	81	14,382,563	Sep-19	410,307
WTI Crude Futures (a)	(69)	(4,034,430)	Jul-19	(470,349)

				$8,093,856

(a)	All or a portion of this security is held by GuidePath® Managed Futures Strategy Cayman Fund Ltd.
(b)

London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

[779022.NOTE2]1

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$-	$-	$0	$0
Fixed Income	-	-	-	-
Asset Backed Securities	-	1,121,709	-	1,121,709
Collateralized Mortgage Obligations	-	6,412,106	-	6,412,106
Corporate Obligations	-	21,125	-	21,125
Foreign Government Obligations	-	17,042,234	-	17,042,234
Mortgage Backed Securities - U.S. Government Agency	-	9,257,452	-	9,257,452

Total Fixed Income	-	33,854,626	-	33,854,626
Purchased Options	-	-	-	-
Warrants	-	-	0	0
U.S. Treasury Obligations	-	1,369,253	-	1,369,253
Short Term Investments	5,317,090	8,385,278	-	13,702,368

Total Investments in Securities	$5,317,090	$43,609,157	$0	$48,926,247

Other Financial Instruments*
Forward Currency Contracts	$-	$(97,361)	$-	$(97,361)
Swaps	-	(1,572,283)	-	(1,572,283)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Warrants

Balance as of April 1, 2019	$0	$0

Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Amortization, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-

Balance as of June 30, 2019	$0	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019	$-	$-

GuidePath® Growth Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$840,982,363	$-	$-	$840,982,363
Short Term Investments	9,695,547	-	-	9,695,547
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	89,861,553

Total Investments in Securities	$850,677,910	$-	$-	$940,539,463

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$360,069,311	$-	$-	$360,069,311
Short Term Investments	4,790,123	-	-	4,790,123
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	103,431,619

Total Investments in Securities	$364,859,434	$-	$-	$468,291,053

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]2

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$354,069,792	$-	$-	$354,069,792
Short Term Investments	4,191,794	-	-	4,191,794
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	62,719,548

Total Investments in Securities	$358,261,586	$-	$-	$420,981,134

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$320,939,218	$-	$-	$320,939,218
Short Term Investments	3,508,639	-	-	3,508,639
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	38,464,243

Total Investments in Securities	$324,447,857	$-	$-	$362,912,100

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$135,140,585	$-	$-	$135,140,585
Short Term Investments	2,246,014	-	-	2,246,014
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,354,951

Total Investments in Securities	$137,386,599	$-	$-	$156,741,550

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$60,293,391	$-	$-	$60,293,391
Short Term Investments	734,770	-	-	734,770
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	15,371,320

Total Investments in Securities	$61,028,161	$-	$-	$76,399,481

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total

Short Term Investments	$776,273	$161,369,124	$-	$162,145,397

Total Investments in Securities	$776,273	$161,369,124	$-	$162,145,397

Other Financial Instruments*
Futures	$8,093,856	$-	$-	$8,093,856

* Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund
	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$283,069	$-	$283,069
Investment Companies	1,747,110	-	-	1,747,110
Short Term Investments	1,416,576	-	-	1,416,576

Total Investments in Securities	$3,163,686	$283,069	$-	$3,446,755

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]3

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$13,653,023	$-	$-	$13,653,023
Short Term Investments	664,854	-	-	664,854

Total Investments in Securities	$14,317,877	$-	$-	$14,317,877

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$1,993,215	$-	1,993,215
Common Stock	5,466,863	-	-	5,466,863
Investment Companies	5,628,886	-	-	5,628,886
Short Term Investments	2,752,805	-	-	2,752,805

Total Investments in Securities	$13,848,554	$1,993,215	$-	$15,841,769

Other Financial Instruments*
Futures	$54,736		$-	$54,736
Written Options	-	(33,414)	-	(33,414)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as the unrealized appreciation (depreciation) on the instrument while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The GuidePath® Absolute Return Allocation Fund owned 5% or more of the voting securities of the following company during the period ended June 30, 2019. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2019	Purchases	Sales	Realized Gain (Loss)
ProShares Investment Grade-Interest Rate Hedged ETF	$46,966,684	$7,150,705	$42,977,573	$1,303,320

	$46,966,684	$7,150,705	$42,977,573	$1,303,320

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of June 30, 2019	Share Balance as of June 30, 2019
ProShares Investment Grade-Interest Rate Hedged ETF	$(955,331)	$251,217	$11,487,805	152,804

	$(955,331)	$251,217	$11,487,805	152,804

GuidePath® Conservative Income Fund

Schedule of Investments (Unaudited)

June 30, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 49.76%
	Exchange Traded Funds - 49.76%
11,413	Invesco Senior Loan ETF	$258,619
5,593	iShares 0-5 Year High Yield Corporate Bond ETF	261,193
17,260	iShares 0-5 Year Investment Grade Corporate Bond ETF (b)	879,742
11,310	SPDR Barclays Investment Grade Floating Rate ETF	347,556

		1,747,110

	Total Investment Companies (Cost $1,738,125)	1,747,110

Principal Amount
	U.S. TREASURY OBLIGATIONS - 8.06%
	U.S. Treasury Notes - 8.06%
$77,000	0.875%, 09/15/2019	76,780
45,000	1.375%, 12/15/2019	44,860
88,000	1.625%, 03/15/2020	87,748
74,000	1.500%, 06/15/2020	73,681

		283,069

	Total U.S. Treasury Obligations (Cost $283,427)	283,069

Number of Shares
	SHORT TERM INVESTMENTS - 40.35%
	Money Market Funds - 40.35%
1,416,576	DWS Government Money Market Series Effective Yield, 2.34% (a)(b)	1,416,576

	Total Short Term Investments (Cost $1,416,576)	1,416,576

	Total Investments (Cost $3,438,128) - 98.17%	3,446,755
	Other Assets in Excess of Liabilities - 1.83%	64,388

	TOTAL NET ASSETS - 100.00%	$3,511,143

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of June 30, 2019.
(b)

Fair value of these securities exceeds 25 % of the Fund’s net assets. Additional information for these securities, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

[779022.NOTE2]1

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$-	$-	$0	$0
Fixed Income	-	-	-	-
Asset Backed Securities	-	1,121,709	-	1,121,709
Collateralized Mortgage Obligations	-	6,412,106	-	6,412,106
Corporate Obligations	-	21,125	-	21,125
Foreign Government Obligations	-	17,042,234	-	17,042,234
Mortgage Backed Securities - U.S. Government Agency	-	9,257,452	-	9,257,452

Total Fixed Income	-	33,854,626	-	33,854,626
Purchased Options	-	-	-	-
Warrants	-	-	0	0
U.S. Treasury Obligations	-	1,369,253	-	1,369,253
Short Term Investments	5,317,090	8,385,278	-	13,702,368

Total Investments in Securities	$5,317,090	$43,609,157	$0	$48,926,247

Other Financial Instruments*
Forward Currency Contracts	$-	$(97,361)	$-	$(97,361)
Swaps	-	(1,572,283)	-	(1,572,283)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Warrants

Balance as of April 1, 2019	$0	$0

Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Amortization, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-

Balance as of June 30, 2019	$0	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019	$-	$-

GuidePath® Growth Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$840,982,363	$-	$-	$840,982,363
Short Term Investments	9,695,547	-	-	9,695,547
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	89,861,553

Total Investments in Securities	$850,677,910	$-	$-	$940,539,463

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$360,069,311	$-	$-	$360,069,311
Short Term Investments	4,790,123	-	-	4,790,123
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	103,431,619

Total Investments in Securities	$364,859,434	$-	$-	$468,291,053

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]2

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$354,069,792	$-	$-	$354,069,792
Short Term Investments	4,191,794	-	-	4,191,794
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	62,719,548

Total Investments in Securities	$358,261,586	$-	$-	$420,981,134

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$320,939,218	$-	$-	$320,939,218
Short Term Investments	3,508,639	-	-	3,508,639
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	38,464,243

Total Investments in Securities	$324,447,857	$-	$-	$362,912,100

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$135,140,585	$-	$-	$135,140,585
Short Term Investments	2,246,014	-	-	2,246,014
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,354,951

Total Investments in Securities	$137,386,599	$-	$-	$156,741,550

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$60,293,391	$-	$-	$60,293,391
Short Term Investments	734,770	-	-	734,770
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	15,371,320

Total Investments in Securities	$61,028,161	$-	$-	$76,399,481

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total

Short Term Investments	$776,273	$161,369,124	$-	$162,145,397

Total Investments in Securities	$776,273	$161,369,124	$-	$162,145,397

Other Financial Instruments*
Futures	$8,093,856	$-	$-	$8,093,856

* Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund
	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$283,069	$-	$283,069
Investment Companies	1,747,110	-	-	1,747,110
Short Term Investments	1,416,576	-	-	1,416,576

Total Investments in Securities	$3,163,686	$283,069	$-	$3,446,755

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]3

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$13,653,023	$-	$-	$13,653,023
Short Term Investments	664,854	-	-	664,854

Total Investments in Securities	$14,317,877	$-	$-	$14,317,877

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$1,993,215	$-	1,993,215
Common Stock	5,466,863	-	-	5,466,863
Investment Companies	5,628,886	-	-	5,628,886
Short Term Investments	2,752,805	-	-	2,752,805

Total Investments in Securities	$13,848,554	$1,993,215	$-	$15,841,769

Other Financial Instruments*
Futures	$54,736		$-	$54,736
Written Options	-	(33,414)	-	(33,414)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as the unrealized appreciation (depreciation) on the instrument while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The GuidePath® Absolute Return Allocation Fund owned 5% or more of the voting securities of the following company during the period ended June 30, 2019. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2019	Purchases	Sales	Realized Gain (Loss)
ProShares Investment Grade-Interest Rate Hedged ETF	$46,966,684	$7,150,705	$42,977,573	$1,303,320

	$46,966,684	$7,150,705	$42,977,573	$1,303,320

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of June 30, 2019	Share Balance as of June 30, 2019
ProShares Investment Grade-Interest Rate Hedged ETF	$(955,331)	$251,217	$11,487,805	152,804

	$(955,331)	$251,217	$11,487,805	152,804

GuidePath® Income Fund

Schedule of Investments (Unaudited)

June 30, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 96.56%
	Exchange Traded Funds - 96.56%
37,472	iShares Core U.S. Aggregate Bond ETF (b)	$4,172,506
69,760	iShares Intermediate-Term Corporate Bond ETF (b)	3,972,832
18,023	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,041,826
55,201	iShares Preferred & Income Securities ETF	2,034,157
59,954	VanEck Vectors Emerging Markets High Yield Bond ETF	1,431,702

		13,653,023

	Total Investment Companies (Cost $13,381,740)	13,653,023

	SHORT TERM INVESTMENTS - 4.70%
	Money Market Funds - 4.70%
664,854	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.34% (a)	664,854

	Total Short Term Investments (Cost $664,854)	664,854

	Total Investments (Cost $14,046,594) - 101.26%	14,317,877
	Liabilities in Excess of Other Assets - (1.26)%	(177,520)

	TOTAL NET ASSETS - 100.00%	$14,140,357

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of June 30, 2019.
(b)

Fair value of these securities exceeds 25% of the Fund’s net assets. Additional information for these securities, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

[779022.NOTE2]1

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$-	$-	$0	$0
Fixed Income	-	-	-	-
Asset Backed Securities	-	1,121,709	-	1,121,709
Collateralized Mortgage Obligations	-	6,412,106	-	6,412,106
Corporate Obligations	-	21,125	-	21,125
Foreign Government Obligations	-	17,042,234	-	17,042,234
Mortgage Backed Securities - U.S. Government Agency	-	9,257,452	-	9,257,452

Total Fixed Income	-	33,854,626	-	33,854,626
Purchased Options	-	-	-	-
Warrants	-	-	0	0
U.S. Treasury Obligations	-	1,369,253	-	1,369,253
Short Term Investments	5,317,090	8,385,278	-	13,702,368

Total Investments in Securities	$5,317,090	$43,609,157	$0	$48,926,247

Other Financial Instruments*
Forward Currency Contracts	$-	$(97,361)	$-	$(97,361)
Swaps	-	(1,572,283)	-	(1,572,283)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Warrants

Balance as of April 1, 2019	$0	$0

Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Amortization, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-

Balance as of June 30, 2019	$0	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019	$-	$-

GuidePath® Growth Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$840,982,363	$-	$-	$840,982,363
Short Term Investments	9,695,547	-	-	9,695,547
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	89,861,553

Total Investments in Securities	$850,677,910	$-	$-	$940,539,463

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$360,069,311	$-	$-	$360,069,311
Short Term Investments	4,790,123	-	-	4,790,123
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	103,431,619

Total Investments in Securities	$364,859,434	$-	$-	$468,291,053

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]2

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$354,069,792	$-	$-	$354,069,792
Short Term Investments	4,191,794	-	-	4,191,794
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	62,719,548

Total Investments in Securities	$358,261,586	$-	$-	$420,981,134

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$320,939,218	$-	$-	$320,939,218
Short Term Investments	3,508,639	-	-	3,508,639
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	38,464,243

Total Investments in Securities	$324,447,857	$-	$-	$362,912,100

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$135,140,585	$-	$-	$135,140,585
Short Term Investments	2,246,014	-	-	2,246,014
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,354,951

Total Investments in Securities	$137,386,599	$-	$-	$156,741,550

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$60,293,391	$-	$-	$60,293,391
Short Term Investments	734,770	-	-	734,770
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	15,371,320

Total Investments in Securities	$61,028,161	$-	$-	$76,399,481

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total

Short Term Investments	$776,273	$161,369,124	$-	$162,145,397

Total Investments in Securities	$776,273	$161,369,124	$-	$162,145,397

Other Financial Instruments*
Futures	$8,093,856	$-	$-	$8,093,856

* Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund
	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$283,069	$-	$283,069
Investment Companies	1,747,110	-	-	1,747,110
Short Term Investments	1,416,576	-	-	1,416,576

Total Investments in Securities	$3,163,686	$283,069	$-	$3,446,755

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]3

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$13,653,023	$-	$-	$13,653,023
Short Term Investments	664,854	-	-	664,854

Total Investments in Securities	$14,317,877	$-	$-	$14,317,877

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$1,993,215	$-	1,993,215
Common Stock	5,466,863	-	-	5,466,863
Investment Companies	5,628,886	-	-	5,628,886
Short Term Investments	2,752,805	-	-	2,752,805

Total Investments in Securities	$13,848,554	$1,993,215	$-	$15,841,769

Other Financial Instruments*
Futures	$54,736		$-	$54,736
Written Options	-	(33,414)	-	(33,414)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as the unrealized appreciation (depreciation) on the instrument while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The GuidePath® Absolute Return Allocation Fund owned 5% or more of the voting securities of the following company during the period ended June 30, 2019. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2019	Purchases	Sales	Realized Gain (Loss)
ProShares Investment Grade-Interest Rate Hedged ETF	$46,966,684	$7,150,705	$42,977,573	$1,303,320

	$46,966,684	$7,150,705	$42,977,573	$1,303,320

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of June 30, 2019	Share Balance as of June 30, 2019
ProShares Investment Grade-Interest Rate Hedged ETF	$(955,331)	$251,217	$11,487,805	152,804

	$(955,331)	$251,217	$11,487,805	152,804

[777579.SOI13]1

GuidePath® Growth and Income Fund

Schedule of Investments (Unaudited)

June 30, 2019

Number of Shares		Value
	COMMON STOCKS - 33.14%
	Aerospace & Defense - 1.19%
440	Boeing Co.	$160,165
100	Lockheed Martin Corp.	36,354

		196,519

	Air Freight & Logistics - 0.44%
697	United Parcel Service, Inc. - Class B	71,979

	Banks - 1.16%
804	BB&T Corp.	39,501
839	Citizens Financial Group, Inc.	29,667
1,693	Regions Financial Corp.	25,293
412	SunTrust Banks, Inc.	25,894
1,377	U.S. Bancorp	72,156

		192,511

	Beverages - 2.00%
3,365	Coca-Cola Co.	171,347
1,193	PepsiCo, Inc.	156,438

		327,785

	Biotechnology - 1.64%
1,214	AbbVie, Inc.	88,282
558	Amgen, Inc.	102,829
1,172	Gilead Sciences, Inc.	79,180

		270,291

	Capital Markets - 0.62%
61	BlackRock, Inc.	28,627
228	CME Group, Inc.	44,257
266	T. Rowe Price Group, Inc.	29,183

		102,067

	Chemicals - 0.82%
142	Air Products & Chemicals, Inc.	32,145
787	DuPont de Nemours, Inc.	59,080
510	LyondellBasell Industries NV - Class A	43,926

		135,151

	Communications Equipment - 1.18%
3,563	Cisco Systems, Inc.	195,003

	Consumer Finance - 0.16%
760	Synchrony Financial	26,349

	Containers & Packaging - 0.16%
613	International Paper Co.	26,555

	Diversified Telecommunication Services - 2.07%
6,136	AT&T, Inc.	205,617
2,377	Verizon Communications, Inc.	135,798

		341,415

	Electric Utilities - 1.51%
423	American Electric Power Co., Inc.	37,228
701	Duke Energy Corp.	61,856
270	Eversource Energy	20,455
340	NextEra Energy, Inc.	69,653
1,167	PPL Corp.	36,189
401	Xcel Energy, Inc.	23,855

		249,236

	Electrical Equipment - 0.57%
581	Eaton Corp. PLC	48,386
684	Emerson Electric Co.	45,636

		94,022

	Electronic Equipment, Instruments & Components - 0.16%
798	Corning, Inc.	26,518

	Food & Staples Retailing - 1.24%
436	Sysco Corp.	30,834
776	Walgreens Boots Alliance, Inc.	42,424
1,195	Walmart, Inc.	132,035

		205,293

	Food Products - 0.39%
649	Archer-Daniels-Midland Co.	26,479
713	General Mills, Inc.	37,447

		63,926

[777579.SOI13]2

	Health Care Providers & Services - 0.38%
1,148	CVS Health Corp.	62,555

	Hotels, Restaurants & Leisure - 1.19%
427	Carnival Corp.	19,877
545	Las Vegas Sands Corp.	32,204
700	McDonald’s Corp.	145,362

		197,443

	Household Products - 1.92%
843	Colgate-Palmolive Co.	60,418
300	Kimberly-Clark Corp.	39,984
1,976	The Procter & Gamble Co.	216,669

		317,071

	Industrial Conglomerates - 0.58%
549	3M Co.	95,164

	Insurance - 0.48%
855	Aflac, Inc.	46,862
213	Travelers Cos., Inc.	31,848

		78,710

	IT Services - 0.78%
764	International Business Machines Corp.	105,356
277	Paychex, Inc.	22,794

		128,150

	Machinery - 0.54%
101	Cummins, Inc.	17,305
242	Illinois Tool Works, Inc.	36,496
494	PACCAR, Inc.	35,400

		89,201

	Metals & Mining - 0.15%
453	NUCOR Corp.	24,960

	Multiline Retail - 0.38%
280	Kohl’s Corp.	13,314
565	Target Corp.	48,935

		62,249

	Multi-Utilities - 0.84%
271	Consolidated Edison, Inc.	23,761
196	DTE Energy Co.	25,064
610	Public Service Enterprise Group, Inc.	35,881
231	Sempra Energy	31,749
271	WEC Energy Group, Inc.	22,593

		139,048

	Oil, Gas & Consumable Fuels - 2.05%
2,859	Exxon Mobil Corp.	219,085
676	Marathon Petroleum Corp.	37,775
447	Phillips 66	41,812
460	Valero Energy Corp.	39,381

		338,053

	Pharmaceuticals - 3.94%
1,440	Bristol-Myers Squibb Co.	65,304
1,560	Johnson & Johnson	217,276
2,054	Merck & Co, Inc.	172,228
4,510	Pfizer, Inc.	195,373

		650,181

	Semiconductors & Semiconductor Equipment - 2.33%
253	Analog Devices, Inc.	28,556
254	Broadcom, Inc.	73,116
3,481	Intel Corp.	166,635
113	Lam Research Corp.	21,226
832	Texas Instruments, Inc.	95,480

		385,013

	Specialty Retail - 0.89%
244	Best Buy Co., Inc.	17,014
623	Home Depot Inc.	129,565

		146,579

	Technology Hardware, Storage & Peripherals - 0.22%
1,726	HP, Inc.	35,884

	Textiles, Apparel & Luxury Goods - 0.11%
206	VF Corp.	17,994

	Tobacco - 1.05%
1,613	Altria Group, Inc.	76,376
1,243	Philip Morris International, Inc.	97,612

		173,988

	Total Common Stocks (Cost $5,370,740)	5,466,863

[777579.SOI13]3

	INVESTMENT COMPANIES - 34.12%
	Exchange Traded Funds - 34.12%
48,787	Schwab U.S. Large-Cap ETF	3,424,359
154	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	14,108
25,062	Vanguard Real Estate ETF	2,190,419

		5,628,886

	Total Investment Companies (Cost $5,594,345)	5,628,886

Principal Amount
	U.S. TREASURY OBLIGATIONS - 12.08%
	U.S. Treasury Notes - 12.08%
$450,000	0.875%, 09/15/2019	448,713
450,000	1.375%, 12/15/2019	448,594
450,000	1.625%, 03/15/2020	448,717
650,000	1.500%, 06/15/2020	647,191

		1,993,215

	Total U.S. Treasury Obligations (Cost $1,991,528)	1,993,215

Number of Shares
	SHORT TERM INVESTMENTS - 16.69%
	Money Market Funds - 16.69%
2,752,805	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.34% (a)	2,752,805

	Total Short Term Investments (Cost $2,752,805)	2,752,805

	Total Investments (Cost $15,709,418) - 96.03%	15,841,769
	Other Assets in Excess of Liabilities - 3.97%	654,766

	TOTAL NET ASSETS - 100.00%	$16,496,535

Percentages are stated as a percent of net assets.

(a)	Seven-day yield as of June 30, 2019.

[777579.NOTE]1

Schedule of Open Futures Contracts (Unaudited)

June 30, 2019

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value / Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	23	$3,385,830	Sep-19	$54,736

				$54,736

Schedule of Options Written (Unaudited)

June 30, 2019

Number of Contracts	Options on Equities Put Options	Notional Amount	Value
3	S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: July, 2019
	Exercise Price: $2,950.00	$885,000	$12,099
1	CBOE S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: August, 2019
	Exercise Price: $2,920.00	292,000	4,540
1	CBOE S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: August, 2019
	Exercise Price: $2,890.00	289,000	3,000
1	CBOE S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: July, 2019
	Exercise Price: $2,880.00	288,000	2,637
1	CBOE S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: July, 2019
	Exercise Price: $2,890.00	289,000	2,597
1	CBOE S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: August, 2019
	Exercise Price: $2,880.00	288,000	2,590
1	S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: July, 2019
	Exercise Price: $2,900.00	290,000	1,930
1	S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: July, 2019
	Exercise Price: $2,880.00	288,000	1,835
1	CBOE S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: July, 2019
	Exercise Price: $2,900.00	290,000	1,630
1	CBOE S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: July, 2019
	Exercise Price: $2,740.00	274,000	310
1	CBOE S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: July, 2019
	Exercise Price: $2,820.00	282,000	246

	Total Written Options (Premiums Received $63,235)		$33,414

[779022.NOTE2]1

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$-	$-	$0	$0
Fixed Income	-	-	-	-
Asset Backed Securities	-	1,121,709	-	1,121,709
Collateralized Mortgage Obligations	-	6,412,106	-	6,412,106
Corporate Obligations	-	21,125	-	21,125
Foreign Government Obligations	-	17,042,234	-	17,042,234
Mortgage Backed Securities - U.S. Government Agency	-	9,257,452	-	9,257,452

Total Fixed Income	-	33,854,626	-	33,854,626
Purchased Options	-	-	-	-
Warrants	-	-	0	0
U.S. Treasury Obligations	-	1,369,253	-	1,369,253
Short Term Investments	5,317,090	8,385,278	-	13,702,368

Total Investments in Securities	$5,317,090	$43,609,157	$0	$48,926,247

Other Financial Instruments*
Forward Currency Contracts	$-	$(97,361)	$-	$(97,361)
Swaps	-	(1,572,283)	-	(1,572,283)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Warrants

Balance as of April 1, 2019	$0	$0

Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Amortization, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-

Balance as of June 30, 2019	$0	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019	$-	$-

GuidePath® Growth Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$840,982,363	$-	$-	$840,982,363
Short Term Investments	9,695,547	-	-	9,695,547
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	89,861,553

Total Investments in Securities	$850,677,910	$-	$-	$940,539,463

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$360,069,311	$-	$-	$360,069,311
Short Term Investments	4,790,123	-	-	4,790,123
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	103,431,619

Total Investments in Securities	$364,859,434	$-	$-	$468,291,053

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]2

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$354,069,792	$-	$-	$354,069,792
Short Term Investments	4,191,794	-	-	4,191,794
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	62,719,548

Total Investments in Securities	$358,261,586	$-	$-	$420,981,134

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$320,939,218	$-	$-	$320,939,218
Short Term Investments	3,508,639	-	-	3,508,639
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	38,464,243

Total Investments in Securities	$324,447,857	$-	$-	$362,912,100

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$135,140,585	$-	$-	$135,140,585
Short Term Investments	2,246,014	-	-	2,246,014
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,354,951

Total Investments in Securities	$137,386,599	$-	$-	$156,741,550

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$60,293,391	$-	$-	$60,293,391
Short Term Investments	734,770	-	-	734,770
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	15,371,320

Total Investments in Securities	$61,028,161	$-	$-	$76,399,481

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total

Short Term Investments	$776,273	$161,369,124	$-	$162,145,397

Total Investments in Securities	$776,273	$161,369,124	$-	$162,145,397

Other Financial Instruments*
Futures	$8,093,856	$-	$-	$8,093,856

* Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund
	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$283,069	$-	$283,069
Investment Companies	1,747,110	-	-	1,747,110
Short Term Investments	1,416,576	-	-	1,416,576

Total Investments in Securities	$3,163,686	$283,069	$-	$3,446,755

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]3

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$13,653,023	$-	$-	$13,653,023
Short Term Investments	664,854	-	-	664,854

Total Investments in Securities	$14,317,877	$-	$-	$14,317,877

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$1,993,215	$-	1,993,215
Common Stock	5,466,863	-	-	5,466,863
Investment Companies	5,628,886	-	-	5,628,886
Short Term Investments	2,752,805	-	-	2,752,805

Total Investments in Securities	$13,848,554	$1,993,215	$-	$15,841,769

Other Financial Instruments*
Futures	$54,736		$-	$54,736
Written Options	-	(33,414)	-	(33,414)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as the unrealized appreciation (depreciation) on the instrument while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The GuidePath® Absolute Return Allocation Fund owned 5% or more of the voting securities of the following company during the period ended June 30, 2019. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2019	Purchases	Sales	Realized Gain (Loss)
ProShares Investment Grade-Interest Rate Hedged ETF	$46,966,684	$7,150,705	$42,977,573	$1,303,320

	$46,966,684	$7,150,705	$42,977,573	$1,303,320

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of June 30, 2019	Share Balance as of June 30, 2019
ProShares Investment Grade-Interest Rate Hedged ETF	$(955,331)	$251,217	$11,487,805	152,804

	$(955,331)	$251,217	$11,487,805	152,804

GuidePath® Growth Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.84%
	Exchange Traded Funds - 79.82%
221,653	iShares Core MSCI EAFE ETF	$13,609,494
948,236	iShares Core MSCI Emerging Markets ETF	48,777,260
687,018	iShares Core S&P Small-Cap ETF (a)	53,779,769
558,953	iShares MSCI Canada ETF (a)	15,997,235
270,142	iShares MSCI Switzerland ETF	10,146,534
1,209,192	Schwab U.S. Large-Cap ETF (a)	84,873,187
345,267	Schwab U.S. Large-Cap Growth ETF	28,729,667
416,188	SPDR S&P 600 Small Cap Growth ETF (a)	25,350,011
238,542	SPDR S&P China ETF	22,802,230
64,886	Vanguard FTSE All World ex-US Small-Cap ETF	6,829,900
3,253,867	Vanguard FTSE Developed Markets ETF (a)	135,718,793
165,315	Vanguard Global ex-U.S. Real Estate ETF	9,753,585
172,091	Vanguard Real Estate ETF	15,040,753
176,807	Vanguard Russell 1000 Growth ETF (a)	28,688,704
47,658	Vanguard Russell 2000 Growth (a)	6,989,522
620,333	Vanguard S&P 500 ETF	166,962,627
46,419	Vanguard Value ETF	5,148,795

		679,198,066

	Mutual Funds - 19.02%
864,093	AMCAP Fund - Class F3	27,910,193
808,560	American Funds - EuroPacific Growth Fund - Class F3	42,748,550
468,836	American Funds - Fundamental Investors - Class F3	27,778,558
250,498	American Funds - SMALLCAP World Fund, Inc. - Class F3	14,263,329
557,971	American Funds - The Growth Fund of America - Class F3	28,105,010
550,043	American Funds - The Investment Company of America - Class F3	20,978,657

		161,784,297

	Total Investment Companies (Cost $711,480,068)	840,982,363

	SHORT TERM INVESTMENTS - 1.14%
	Money Market Funds - 1.14%
9,695,547	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.34% (b)	9,695,547

	Total Short Term Investments (Cost $9,695,547)	9,695,547

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 10.56%
	Investments Purchased with Proceeds from Securities Lending Collateral - 10.56%
89,861,553	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.57% (b)	89,861,553

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $89,861,553)	89,861,553

	Total Investments (Cost $811,037,168) - 110.54%	940,539,463
	Liabilities in Excess of Other Assets - (10.54)%	(89,661,359)

	TOTAL NET ASSETS - 100.00%	$850,878,104

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2019.

[779022.NOTE2]1

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$-	$-	$0	$0
Fixed Income	-	-	-	-
Asset Backed Securities	-	1,121,709	-	1,121,709
Collateralized Mortgage Obligations	-	6,412,106	-	6,412,106
Corporate Obligations	-	21,125	-	21,125
Foreign Government Obligations	-	17,042,234	-	17,042,234
Mortgage Backed Securities - U.S. Government Agency	-	9,257,452	-	9,257,452

Total Fixed Income	-	33,854,626	-	33,854,626
Purchased Options	-	-	-	-
Warrants	-	-	0	0
U.S. Treasury Obligations	-	1,369,253	-	1,369,253
Short Term Investments	5,317,090	8,385,278	-	13,702,368

Total Investments in Securities	$5,317,090	$43,609,157	$0	$48,926,247

Other Financial Instruments*
Forward Currency Contracts	$-	$(97,361)	$-	$(97,361)
Swaps	-	(1,572,283)	-	(1,572,283)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Warrants

Balance as of April 1, 2019	$0	$0

Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Amortization, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-

Balance as of June 30, 2019	$0	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019	$-	$-

GuidePath® Growth Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$840,982,363	$-	$-	$840,982,363
Short Term Investments	9,695,547	-	-	9,695,547
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	89,861,553

Total Investments in Securities	$850,677,910	$-	$-	$940,539,463

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$360,069,311	$-	$-	$360,069,311
Short Term Investments	4,790,123	-	-	4,790,123
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	103,431,619

Total Investments in Securities	$364,859,434	$-	$-	$468,291,053

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]2

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$354,069,792	$-	$-	$354,069,792
Short Term Investments	4,191,794	-	-	4,191,794
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	62,719,548

Total Investments in Securities	$358,261,586	$-	$-	$420,981,134

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$320,939,218	$-	$-	$320,939,218
Short Term Investments	3,508,639	-	-	3,508,639
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	38,464,243

Total Investments in Securities	$324,447,857	$-	$-	$362,912,100

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$135,140,585	$-	$-	$135,140,585
Short Term Investments	2,246,014	-	-	2,246,014
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,354,951

Total Investments in Securities	$137,386,599	$-	$-	$156,741,550

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$60,293,391	$-	$-	$60,293,391
Short Term Investments	734,770	-	-	734,770
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	15,371,320

Total Investments in Securities	$61,028,161	$-	$-	$76,399,481

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total

Short Term Investments	$776,273	$161,369,124	$-	$162,145,397

Total Investments in Securities	$776,273	$161,369,124	$-	$162,145,397

Other Financial Instruments*
Futures	$8,093,856	$-	$-	$8,093,856

* Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund
	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$283,069	$-	$283,069
Investment Companies	1,747,110	-	-	1,747,110
Short Term Investments	1,416,576	-	-	1,416,576

Total Investments in Securities	$3,163,686	$283,069	$-	$3,446,755

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]3

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$13,653,023	$-	$-	$13,653,023
Short Term Investments	664,854	-	-	664,854

Total Investments in Securities	$14,317,877	$-	$-	$14,317,877

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$1,993,215	$-	1,993,215
Common Stock	5,466,863	-	-	5,466,863
Investment Companies	5,628,886	-	-	5,628,886
Short Term Investments	2,752,805	-	-	2,752,805

Total Investments in Securities	$13,848,554	$1,993,215	$-	$15,841,769

Other Financial Instruments*
Futures	$54,736		$-	$54,736
Written Options	-	(33,414)	-	(33,414)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as the unrealized appreciation (depreciation) on the instrument while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The GuidePath® Absolute Return Allocation Fund owned 5% or more of the voting securities of the following company during the period ended June 30, 2019. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2019	Purchases	Sales	Realized Gain (Loss)
ProShares Investment Grade-Interest Rate Hedged ETF	$46,966,684	$7,150,705	$42,977,573	$1,303,320

	$46,966,684	$7,150,705	$42,977,573	$1,303,320

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of June 30, 2019	Share Balance as of June 30, 2019
ProShares Investment Grade-Interest Rate Hedged ETF	$(955,331)	$251,217	$11,487,805	152,804

	$(955,331)	$251,217	$11,487,805	152,804

GuidePath® Conservative Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.96%
	Exchange Traded Funds - 82.02%
58,635	Invesco DB Gold Fund (a)	$2,530,100
272,738	iShares 1-3 Year Treasury Bond ETF (a)	23,122,728
52,770	iShares 3-7 Year Treasury Bond ETF (a)	6,636,355
173,592	iShares 7-10 Year Treasury Bond ETF (a)	19,098,592
98,006	iShares 20+ Year Treasury Bond ETF (a)	13,016,177
271,597	iShares Core Aggressive Allocation ETF	14,978,574
276,129	iShares Core Growth Allocation ETF (a)	12,707,457
51,023	iShares Core MSCI Emerging Markets ETF	2,624,623
47,570	iShares Core MSCI Europe ETF (a)	2,216,762
191,900	iShares Core S&P Small-Cap ETF (a)	15,021,932
199,164	iShares Edge MSCI Min Vol USA ETF (a)	12,294,394
23,917	iShares iBoxx High Yield Corporate Bond ETF	2,085,084
21,860	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,476,519
87,941	iShares Long-Term Corporate Bond ETF (a)	5,606,239
85,946	iShares MSCI Canada ETF (a)	2,459,774
156,934	iShares MSCI Switzerland ETF	5,894,441
252,912	iShares U.S. Credit Bond ETF	14,433,688
111,173	Principal Edge Active Income ETF (a)	4,459,149
166,223	SPDR Bloomberg Barclays High Yield Bond ETF (a)	18,108,334
88,377	SPDR Bloomberg Barclays International Treasury Bond ETF (a)	2,555,863
92,524	SPDR Bloomberg Barclays TIPS ETF	5,235,933
15,518	SPDR S&P 600 Small CapValue ETF	941,632
27,653	SPDR S&P China ETF	2,643,350
565,087	Vanguard FTSE Developed Markets ETF (a)	23,569,779
135,256	Vanguard High Dividend Yield ETF	11,818,669
607,841	Vanguard Mortgage-Backed Securities ETF (a)	32,112,240
39,199	Vanguard Real Estate ETF	3,425,993
106,258	Vanguard S&P 500 ETF	28,599,341
17,538	Vanguard Total Bond Market ETF	1,456,882
56,847	Vanguard Value ETF	6,305,469

		298,436,073

	Mutual Funds - 16.94%
242,984	American Funds - Capital Income Builder - Class F3	14,841,486
868,357	American Funds - High-Income Trust - Class F3	8,831,192
285,776	American Funds - Mutual Fund - Class F3	11,919,720
660,028	American Funds - The Income Fund of America - Class F3	14,837,438
633,006	American Funds - U.S. Government Securities Fund - Class F3	8,836,762
403,863	Vanguard High-Yield Corporate Fund - Admiral Shares	2,366,640

		61,633,238

	Total Investment Companies (Cost $333,580,762)	360,069,311

	SHORT TERM INVESTMENTS - 1.32%
	Money Market Funds - 1.32%
4,790,123	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.34% (b)	4,790,123

	Total Short Term Investments (Cost $4,790,123)	4,790,123

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 28.43%
	Investments Purchased with Proceeds from Securities Lending Collateral - 28.43%
103,431,619	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.57% (b)	103,431,619

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $103,431,619)	103,431,619

	Total Investments (Cost $441,802,504) - 128.71%	468,291,053
	Liabilities in Excess of Other Assets - (28.71)%	(104,462,473)

	TOTAL NET ASSETS - 100.00%	$363,828,580

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2019

[779022.NOTE2]1

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$-	$-	$0	$0
Fixed Income	-	-	-	-
Asset Backed Securities	-	1,121,709	-	1,121,709
Collateralized Mortgage Obligations	-	6,412,106	-	6,412,106
Corporate Obligations	-	21,125	-	21,125
Foreign Government Obligations	-	17,042,234	-	17,042,234
Mortgage Backed Securities - U.S. Government Agency	-	9,257,452	-	9,257,452

Total Fixed Income	-	33,854,626	-	33,854,626
Purchased Options	-	-	-	-
Warrants	-	-	0	0
U.S. Treasury Obligations	-	1,369,253	-	1,369,253
Short Term Investments	5,317,090	8,385,278	-	13,702,368

Total Investments in Securities	$5,317,090	$43,609,157	$0	$48,926,247

Other Financial Instruments*
Forward Currency Contracts	$-	$(97,361)	$-	$(97,361)
Swaps	-	(1,572,283)	-	(1,572,283)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Warrants

Balance as of April 1, 2019	$0	$0

Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Amortization, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-

Balance as of June 30, 2019	$0	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019	$-	$-

GuidePath® Growth Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$840,982,363	$-	$-	$840,982,363
Short Term Investments	9,695,547	-	-	9,695,547
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	89,861,553

Total Investments in Securities	$850,677,910	$-	$-	$940,539,463

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$360,069,311	$-	$-	$360,069,311
Short Term Investments	4,790,123	-	-	4,790,123
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	103,431,619

Total Investments in Securities	$364,859,434	$-	$-	$468,291,053

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]2

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$354,069,792	$-	$-	$354,069,792
Short Term Investments	4,191,794	-	-	4,191,794
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	62,719,548

Total Investments in Securities	$358,261,586	$-	$-	$420,981,134

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$320,939,218	$-	$-	$320,939,218
Short Term Investments	3,508,639	-	-	3,508,639
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	38,464,243

Total Investments in Securities	$324,447,857	$-	$-	$362,912,100

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$135,140,585	$-	$-	$135,140,585
Short Term Investments	2,246,014	-	-	2,246,014
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,354,951

Total Investments in Securities	$137,386,599	$-	$-	$156,741,550

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$60,293,391	$-	$-	$60,293,391
Short Term Investments	734,770	-	-	734,770
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	15,371,320

Total Investments in Securities	$61,028,161	$-	$-	$76,399,481

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total

Short Term Investments	$776,273	$161,369,124	$-	$162,145,397

Total Investments in Securities	$776,273	$161,369,124	$-	$162,145,397

Other Financial Instruments*
Futures	$8,093,856	$-	$-	$8,093,856

* Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund
	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$283,069	$-	$283,069
Investment Companies	1,747,110	-	-	1,747,110
Short Term Investments	1,416,576	-	-	1,416,576

Total Investments in Securities	$3,163,686	$283,069	$-	$3,446,755

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]3

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$13,653,023	$-	$-	$13,653,023
Short Term Investments	664,854	-	-	664,854

Total Investments in Securities	$14,317,877	$-	$-	$14,317,877

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$1,993,215	$-	1,993,215
Common Stock	5,466,863	-	-	5,466,863
Investment Companies	5,628,886	-	-	5,628,886
Short Term Investments	2,752,805	-	-	2,752,805

Total Investments in Securities	$13,848,554	$1,993,215	$-	$15,841,769

Other Financial Instruments*
Futures	$54,736		$-	$54,736
Written Options	-	(33,414)	-	(33,414)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as the unrealized appreciation (depreciation) on the instrument while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The GuidePath® Absolute Return Allocation Fund owned 5% or more of the voting securities of the following company during the period ended June 30, 2019. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2019	Purchases	Sales	Realized Gain (Loss)
ProShares Investment Grade-Interest Rate Hedged ETF	$46,966,684	$7,150,705	$42,977,573	$1,303,320

	$46,966,684	$7,150,705	$42,977,573	$1,303,320

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of June 30, 2019	Share Balance as of June 30, 2019
ProShares Investment Grade-Interest Rate Hedged ETF	$(955,331)	$251,217	$11,487,805	152,804

	$(955,331)	$251,217	$11,487,805	152,804

GuidePath® Tactical Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.89%
	Exchange Traded Funds - 98.89%
551,646	iShares 7-10 Year Treasury Bond ETF (a)	$60,692,093
96,121	iShares Core S&P 500 ETF	28,331,665
217,049	iShares Short Treasury Bond ETF	24,016,472
143,801	iShares TIPS Bond ETF	16,607,577
65,265	ProShares Ultra S&P 500 ETF	8,224,043
176,493	Schwab Intermediate-Term U.S. Treasury ETF (a)	9,700,055
612,958	Schwab U.S. Large-Cap ETF	43,023,522
12,917	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	1,183,326
146,065	SPDR Portfolio S&P 500 Growth ETF	5,657,097
76,519	SPDR S&P 500 ETF Trust	22,420,067
30,404	Vanguard Information Technology ETF	6,411,900
735,698	Vanguard Intermediate-Term Treasury ETF	48,533,997
30,928	Vanguard Mid-Cap Growth ETF	4,617,860
211,000	Vanguard S&P 500 ETF	56,790,650
214,993	Vanguard Total Bond Market ETF	17,859,468

		354,069,792

	Total Investment Companies (Cost $329,412,940)	354,069,792

	SHORT TERM INVESTMENTS - 1.17%
	Money Market Funds - 1.17%
4,191,794	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.34% (b)	4,191,794

	Total Short Term Investments (Cost $4,191,794)	4,191,794

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 17.52%
	Investments Purchased with Proceeds from Securities Lending Collateral - 17.52%
62,719,548	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.57% (b)	62,719,548

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $62,719,548)	62,719,548

	Total Investments (Cost $396,324,282) - 117.58%	420,981,134
	Liabilities in Excess of Other Assets - (17.58)%	(62,936,904)

	TOTAL NET ASSETS - 100.00%	$358,044,230

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2019.

[779022.NOTE2]1

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$-	$-	$0	$0
Fixed Income	-	-	-	-
Asset Backed Securities	-	1,121,709	-	1,121,709
Collateralized Mortgage Obligations	-	6,412,106	-	6,412,106
Corporate Obligations	-	21,125	-	21,125
Foreign Government Obligations	-	17,042,234	-	17,042,234
Mortgage Backed Securities - U.S. Government Agency	-	9,257,452	-	9,257,452

Total Fixed Income	-	33,854,626	-	33,854,626
Purchased Options	-	-	-	-
Warrants	-	-	0	0
U.S. Treasury Obligations	-	1,369,253	-	1,369,253
Short Term Investments	5,317,090	8,385,278	-	13,702,368

Total Investments in Securities	$5,317,090	$43,609,157	$0	$48,926,247

Other Financial Instruments*
Forward Currency Contracts	$-	$(97,361)	$-	$(97,361)
Swaps	-	(1,572,283)	-	(1,572,283)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Warrants

Balance as of April 1, 2019	$0	$0

Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Amortization, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-

Balance as of June 30, 2019	$0	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019	$-	$-

GuidePath® Growth Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$840,982,363	$-	$-	$840,982,363
Short Term Investments	9,695,547	-	-	9,695,547
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	89,861,553

Total Investments in Securities	$850,677,910	$-	$-	$940,539,463

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$360,069,311	$-	$-	$360,069,311
Short Term Investments	4,790,123	-	-	4,790,123
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	103,431,619

Total Investments in Securities	$364,859,434	$-	$-	$468,291,053

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]2

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$354,069,792	$-	$-	$354,069,792
Short Term Investments	4,191,794	-	-	4,191,794
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	62,719,548

Total Investments in Securities	$358,261,586	$-	$-	$420,981,134

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$320,939,218	$-	$-	$320,939,218
Short Term Investments	3,508,639	-	-	3,508,639
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	38,464,243

Total Investments in Securities	$324,447,857	$-	$-	$362,912,100

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$135,140,585	$-	$-	$135,140,585
Short Term Investments	2,246,014	-	-	2,246,014
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,354,951

Total Investments in Securities	$137,386,599	$-	$-	$156,741,550

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$60,293,391	$-	$-	$60,293,391
Short Term Investments	734,770	-	-	734,770
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	15,371,320

Total Investments in Securities	$61,028,161	$-	$-	$76,399,481

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total

Short Term Investments	$776,273	$161,369,124	$-	$162,145,397

Total Investments in Securities	$776,273	$161,369,124	$-	$162,145,397

Other Financial Instruments*
Futures	$8,093,856	$-	$-	$8,093,856

* Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund
	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$283,069	$-	$283,069
Investment Companies	1,747,110	-	-	1,747,110
Short Term Investments	1,416,576	-	-	1,416,576

Total Investments in Securities	$3,163,686	$283,069	$-	$3,446,755

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]3

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$13,653,023	$-	$-	$13,653,023
Short Term Investments	664,854	-	-	664,854

Total Investments in Securities	$14,317,877	$-	$-	$14,317,877

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$1,993,215	$-	1,993,215
Common Stock	5,466,863	-	-	5,466,863
Investment Companies	5,628,886	-	-	5,628,886
Short Term Investments	2,752,805	-	-	2,752,805

Total Investments in Securities	$13,848,554	$1,993,215	$-	$15,841,769

Other Financial Instruments*
Futures	$54,736		$-	$54,736
Written Options	-	(33,414)	-	(33,414)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as the unrealized appreciation (depreciation) on the instrument while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The GuidePath® Absolute Return Allocation Fund owned 5% or more of the voting securities of the following company during the period ended June 30, 2019. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2019	Purchases	Sales	Realized Gain (Loss)
ProShares Investment Grade-Interest Rate Hedged ETF	$46,966,684	$7,150,705	$42,977,573	$1,303,320

	$46,966,684	$7,150,705	$42,977,573	$1,303,320

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of June 30, 2019	Share Balance as of June 30, 2019
ProShares Investment Grade-Interest Rate Hedged ETF	$(955,331)	$251,217	$11,487,805	152,804

	$(955,331)	$251,217	$11,487,805	152,804

GuidePath® Absolute Return Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 99.01%
	Exchange Traded Funds - 63.76%
38,433	Invesco DB Agriculture Fund	$636,835
20,952	Invesco DB Base Metals Fund	324,756
23,825	Invesco DB Energy Fund	337,600
152,824	iShares 1-3 Year Treasury Bond ETF (a)	12,956,419
57,725	iShares Core MSCI Emerging Markets ETF	2,969,374
143,649	iShares J.P. Morgan USD Emerging Markets Bond ETF	16,273,995
152,804	ProShares Investment Grade-Interest Rate Hedged ETF (c)	11,487,805
1,580,059	SPDR Barclays Investment Grade Floating Rate ETF	48,555,213
86,997	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	7,969,795
253,838	SPDR Bloomberg Barclays High Yield Bond ETF (a)	27,653,112
83,505	Vanguard FTSE Developed Markets ETF (a)	3,482,994
920,603	Vanguard Mortgage-Backed Securities ETF	48,635,456
49,092	Vanguard S&P 500 ETF	13,213,112
146,681	Vanguard Total Bond Market ETF	12,184,791

		206,681,257

	Mutual Funds - 35.25%
1,680,507	BlackRock Low Duration Bond Portfolio - Institutional Shares	16,183,278
805,946	DoubleLine Core Fixed Income Fund - Institutional Shares	8,913,768
1,608,541	DoubleLine Low Duration Bond Fund - Institutional Shares	16,149,751
348,834	DoubleLine Multi-Asset Growth Fund - Institutional Shares (d)	3,247,643
3,733,409	DoubleLine Total Return Bond Fund - Institutional Shares	39,872,804
2,049,450	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	20,166,591
1,659,407	Vanguard High-Yield Corporate Fund - Admiral Shares	9,724,126

		114,257,961

	Total Investment Companies (Cost $313,340,520)	320,939,218

	SHORT TERM INVESTMENTS - 1.08%
	Money Market Funds - 1.08%
3,508,639	Deutsche Government Money Market Series - Institutional Shares Effective Yield, 2.34% (b)	3,508,639

	Total Short Term Investments (Cost $3,508,639)	3,508,639

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 11.87%
	Investments Purchased with Proceeds from Securities Lending Collateral - 11.87%
38,464,243	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.57% (b)	38,464,243

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $38,464,243)	38,464,243

	Total Investments (Cost $355,313,402) - 111.96%	362,912,100
	Liabilities in Excess of Other Assets - (11.96)%	(38,772,704)

	TOTAL NET ASSETS - 100.00%	$324,139,396

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June, 30, 2019.
(c)	Affiliated company as defined by the Investment Company Act of 1940.
(d)

Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 0.32% of total net assets as of June 30, 2019.

[779022.NOTE2]1

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$-	$-	$0	$0
Fixed Income	-	-	-	-
Asset Backed Securities	-	1,121,709	-	1,121,709
Collateralized Mortgage Obligations	-	6,412,106	-	6,412,106
Corporate Obligations	-	21,125	-	21,125
Foreign Government Obligations	-	17,042,234	-	17,042,234
Mortgage Backed Securities - U.S. Government Agency	-	9,257,452	-	9,257,452

Total Fixed Income	-	33,854,626	-	33,854,626
Purchased Options	-	-	-	-
Warrants	-	-	0	0
U.S. Treasury Obligations	-	1,369,253	-	1,369,253
Short Term Investments	5,317,090	8,385,278	-	13,702,368

Total Investments in Securities	$5,317,090	$43,609,157	$0	$48,926,247

Other Financial Instruments*
Forward Currency Contracts	$-	$(97,361)	$-	$(97,361)
Swaps	-	(1,572,283)	-	(1,572,283)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Warrants

Balance as of April 1, 2019	$0	$0

Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Amortization, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-

Balance as of June 30, 2019	$0	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019	$-	$-

GuidePath® Growth Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$840,982,363	$-	$-	$840,982,363
Short Term Investments	9,695,547	-	-	9,695,547
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	89,861,553

Total Investments in Securities	$850,677,910	$-	$-	$940,539,463

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$360,069,311	$-	$-	$360,069,311
Short Term Investments	4,790,123	-	-	4,790,123
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	103,431,619

Total Investments in Securities	$364,859,434	$-	$-	$468,291,053

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]2

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$354,069,792	$-	$-	$354,069,792
Short Term Investments	4,191,794	-	-	4,191,794
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	62,719,548

Total Investments in Securities	$358,261,586	$-	$-	$420,981,134

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$320,939,218	$-	$-	$320,939,218
Short Term Investments	3,508,639	-	-	3,508,639
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	38,464,243

Total Investments in Securities	$324,447,857	$-	$-	$362,912,100

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$135,140,585	$-	$-	$135,140,585
Short Term Investments	2,246,014	-	-	2,246,014
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,354,951

Total Investments in Securities	$137,386,599	$-	$-	$156,741,550

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$60,293,391	$-	$-	$60,293,391
Short Term Investments	734,770	-	-	734,770
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	15,371,320

Total Investments in Securities	$61,028,161	$-	$-	$76,399,481

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total

Short Term Investments	$776,273	$161,369,124	$-	$162,145,397

Total Investments in Securities	$776,273	$161,369,124	$-	$162,145,397

Other Financial Instruments*
Futures	$8,093,856	$-	$-	$8,093,856

* Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund
	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$283,069	$-	$283,069
Investment Companies	1,747,110	-	-	1,747,110
Short Term Investments	1,416,576	-	-	1,416,576

Total Investments in Securities	$3,163,686	$283,069	$-	$3,446,755

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]3

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$13,653,023	$-	$-	$13,653,023
Short Term Investments	664,854	-	-	664,854

Total Investments in Securities	$14,317,877	$-	$-	$14,317,877

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$1,993,215	$-	1,993,215
Common Stock	5,466,863	-	-	5,466,863
Investment Companies	5,628,886	-	-	5,628,886
Short Term Investments	2,752,805	-	-	2,752,805

Total Investments in Securities	$13,848,554	$1,993,215	$-	$15,841,769

Other Financial Instruments*
Futures	$54,736		$-	$54,736
Written Options	-	(33,414)	-	(33,414)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as the unrealized appreciation (depreciation) on the instrument while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The GuidePath® Absolute Return Allocation Fund owned 5% or more of the voting securities of the following company during the period ended June 30, 2019. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2019	Purchases	Sales	Realized Gain (Loss)
ProShares Investment Grade-Interest Rate Hedged ETF	$46,966,684	$7,150,705	$42,977,573	$1,303,320

	$46,966,684	$7,150,705	$42,977,573	$1,303,320

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of June 30, 2019	Share Balance as of June 30, 2019
ProShares Investment Grade-Interest Rate Hedged ETF	$(955,331)	$251,217	$11,487,805	152,804

	$(955,331)	$251,217	$11,487,805	152,804

[777579.SOI1]1

GuideMark® Opportunistic Fixed Income Fund

Schedule of Investments (Unaudited)

June 30, 2019

Principal Amount		Value
	ASSET BACKED SECURITIES - 2.25%
286,000	Exantas Capital Corp Ltd.
	Series 2019-RSO7, 3.394% (1 Month LIBOR USD + 1.000%, 1.000% Floor), 04/17/2036 (c)(d)	$286,518
493,333	Textainer Marine Containers VII Ltd.
	Series 2019-1, 3.960%, 04/20/2044 (d)	510,845
342,936	Washington Mutual Asset-Backed Certificates Trust
	2006-HE3, 2.559% (1 Month LIBOR USD + 0.155%, 0.155% Floor), 08/25/2036 (c)	324,346

	Total Asset Backed Securities (Cost 1,098,839)	1,121,709

	COLLATERALIZED MORTGAGE OBLIGATIONS - 12.89%
602,858	Alternative Loan Trust
	Series 2007-15CB, 6.000%, 07/25/2037	525,771
542,096	Banc of America Funding Corp.
	Series 2007-3, 5.831%, 04/25/2037 (a)	515,848
645,988	Chase Mortgage Finance Trust
	Series 2007-S3, 6.000%, 05/25/2037	503,754
135,143	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
	Series 2006-AR1, 3.834%, 02/25/2036 (a)	131,928
290,521	First Horizon Alternative Mortgage Securities Trust
	Series 2007-FA4, 6.250%, 08/25/2037	221,929
	GSR Mortgage Loan Trust
500,824	Series 2006-9F, 6.500%, 10/25/2036	404,412
195,877	Series 2007-4F, 6.000%, 07/25/2037	174,991
491,433	IndyMac IMJA Mortgage Loan Trust
	Series 2007-A3, 6.250%, 11/25/2037	364,024
228,692	IndyMac INDX Mortgage Loan Trust
	Series 2005-AR1, 4.254%, 03/25/2035 (a)	233,162
	JP Morgan Chase Commercial Mortgage Securities Trust
5,207,697	Series 2012-C8, 1.924%, 10/17/2045 (a)(n)	236,684
962	Series 2007-LDP10, 5.464%, 01/15/2049 (a)	963
386,363	Lehman Mortgage Trust
	Series 2006-2, 5.750%, 04/25/2036	398,801
209,282	MASTR Adjustable Rate Mortgages Trust
	Series 2006-2, 4.543%, 01/25/2036 (a)	208,154
511,911	Morgan Stanley Mortgage Loan Trust
	Series 2007-12, 6.250%, 08/25/2037	408,560
	Residential Asset Securitization Trust
635,669	Series 2007-A2, 6.000%, 04/25/2037	563,813
470,016	Series 2007-A6, 6.000%, 06/25/2037	415,538
801,275	Series 2007-A7, 6.000%, 07/25/2037	523,131
780,810	TBW Mortgage-Backed Trust
	Series 2006-6, 5.630%, 01/25/2037 (j)	424,899
168,159	Washington Mutual Mortgage Pass-Through Certificates Trust
	Series 2006-5, 6.000%, 07/25/2036	155,744

	Total Collateralized Mortgage Obligations (Cost $7,887,618)	6,412,106

Number of Shares
	COMMON STOCKS 0.00%
	Metals & Mining 0.00%
12,305,675	K2016470219 - Class A (b)(e)(f)(g)	0
1,336,186	K2016470219 - Class B (b)(e)(f)(g)	0

	Total Common Stocks (Cost $0)	0

Principal Amount
	CORPORATE OBLIGATIONS - 0.04%
	Specialty Retail - 0.04%
	K2016470219 South Africa, Ltd.
960,855	0.000% Cash or 3.000% PIK, 12/31/2022 (d)	9,608
181,097	0.000% Cash or 8.000% PIK, 12/31/2022 (d)	3,089
224,747	K2016470260 South Africa, Ltd.
	0.000% Cash or 25.000% PIK, 12/31/2022 (d)	8,428

		21,125

	Total Corporate Obligations (Cost $2,031,998)	21,125

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 33.77%
20,000	Argentina POM Politica Monetaria
	68.466% (ARLLMONP + 0.000%), 06/21/2020 (a)	460
	Argentine Bonos del Tesoro
6,954,000	18.200%, 10/03/2021	112,368
10,209,900	16.000%, 10/17/2023	170,855
22,986,100	15.500%, 10/17/2026	381,041
9,000	Bonos de la Nacion Argentina con Ajuste por CER
	4.000%, 03/06/2020 (m)	312
90,000	Bonos de la Nacion Argentina en Moneda Dua
	4.500%, 02/13/2020	81,661
5,100,000	Brazil Letras do Tesouro Nacional
	5.995%, 07/01/2021 (h)	1,181,098
160,000,000	Colombia Government International Bond
	7.750%, 04/14/2021	52,108
	Colombian TES
583,000,000	10.000%, 07/24/2024	220,056
296,500,000	7.500%, 08/26/2026	102,366
342,500,000	6.000%, 04/28/2028	107,119
1,946,000,000	7.750%, 09/18/2030	684,135
	Ghana Government Bond
300,000	18.750%, 01/24/2022	55,803
200,000	16.500%, 02/06/2023	34,683
300,000	19.750%, 03/25/2024	55,442
910,000	19.750%, 03/15/2032	162,504
	Ghana Treasury Note
460,000	16.500%, 02/17/2020	85,121
120,000	16.500%, 03/16/2020	22,094
	India Government Bond
44,000,000	8.150%, 06/11/2022	664,020
7,000,000	8.080%, 08/02/2022	105,735
2,000,000	6.840%, 12/19/2022	29,206
74,000,000	8.830%, 11/25/2023	1,155,722
15,000,000	7.680%, 12/15/2023	225,367
	Indonesia Treasury Bond
9,416,000,000	8.250%, 07/15/2021	682,886
1,500,000,000	7.000%, 05/15/2022	105,937
890,000,000	5.625%, 05/15/2023	60,258
25,441,000,000	8.375%, 09/15/2026	1,917,175

[777579.SOI1]2

606,000,000	9.000%, 03/15/2029	47,470
140,000,000	10.500%, 08/15/2030	12,102
1,689,000,000	8.750%, 05/15/2031	130,184
647,000,000	8.375%, 03/15/2034	48,774
	Korea Treasury Bond
210,000,000	4.250%, 06/10/2021	191,413
581,500,000	3.375%, 09/10/2023	541,281
459,000,000	3.500%, 03/10/2024	433,326
267,000,000	3.000%, 09/10/2024	247,831
	Mexican Bonos
378,200	5.000%, 12/11/2019	1,943,773
11,000	8.000%, 06/11/2020	57,448
7,600	6.500%, 06/10/2021	38,883
109,100	7.250%, 12/09/2021	565,893
84,200	6.500%, 06/09/2022	427,792
700	8.000%, 12/07/2023	3,728
13,707	Mexican Udibonos
	2.500%, 12/10/2020 (l)	70,541
	Nota Do Tesouro Nacional
2,065	10.000%, 01/01/2021	567,855
120	10.000%, 01/01/2023	34,335
1,630	10.000%, 01/01/2025	477,337
5,220	10.000%, 01/01/2027	1,552,325
15,690,000	Philippine Government Bond
	3.375%, 08/20/2020	300,770
	Republic of Ghana Government Bond
1,810,000	16.250%, 05/17/2021	325,019
200,000	24.500%, 06/21/2021	40,686
390,000	24.750%, 07/19/2021	78,915
99,000	19.500%, 10/18/2021	18,229
150,000	16.250%, 04/07/2025	25,022
910,000	19.000%, 11/02/2026	164,906

	Total Foreign Government Debt Obligations (Cost $18,787,303)	16,801,370

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 18.61%
438,369	Federal Home Loan Mortgage Corp.
	Series 4768, 2.694% (1 Month LIBOR USD + 0.300%, 6.500% Cap, 0.300% Floor), 03/15/2048 (c)	435,668
	Federal National Mortgage Association
327,761	Series 9445, 3.000%, 07/01/2031	336,046
513,305	Pool #1201, 3.500%, 10/01/2032	532,557
243,838	Pool #2005-56, 6.000% (1 Month LIBOR USD + 42.300% 6.000% Cap, 0.000% Floor), 08/25/2033 (c)(i)	266,784
16,983	Pool #2011-113, 4.000%, 03/25/2040	16,987
433,636	Pool #2012-63, 2.000%, 08/25/2040	434,239
908,717	Pool #2014-95, 3.000%, 04/25/2041	924,188
421,695	Pool #2012-150, 1.750%, 01/25/2043	414,364
647,563	Pool #2018-23, 2.750%, 12/25/2043	649,550
164,789	Series 9003, 3.000%, 11/01/2046	166,983
524,998	Series 0862, 3.500%, 09/01/2047	540,666
432,346	Pool #2018-27, 3.000%, 12/25/2047	438,432
419,083	Pool #3392, 4.000%, 01/01/2048	436,727
923,256	Series 3332, 3.500%, 04/01/2048	950,692
459,405	Pool #2018-31, 2.704% (1 Month LIBOR USD + 0.300%, 6.500% Cap, 0.300% Floor), 05/25/2048 (c)	456,837
432,924	Pool #2018-36, 3.000%, 06/25/2048	441,442
411,452	Pool #2018-38, 3.000%, 06/25/2048	415,661
470,390	Pool #3414, 3.500%, 07/01/2048	482,280
	Government National Mortgage Association
523,810	Pool #2010-62, 3.367% (1 Month LIBOR USD + 5.750%, 5.750% Cap, 0.000% Floor), 05/20/2040 (c)(i)(n)	61,421
536,010	Pool #2011-72, 2.997% (1 Month LIBOR USD + 5.380%, 5.380% Cap, 0.000% Floor), 05/20/2041 (c)(i)(n)	78,832
626,167	Pool #2012-40, 4.000%, 01/20/2042	670,946
1,005,362	Pool #2013-113, 3.867% (1 Month LIBOR USD + 6.250%, 6.250% Cap, 0.000% Floor), 03/20/2043 (c)(i)(n)	106,150

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $9,067,366)	9,257,452

Number of Shares
	WARRANTS 0.00%
	Textiles, Apparel & Luxury Goods 0.00%
361	Edcon Holdings, Ltd. F - Expiration: December, 2049 (b)(e)(f)(g)	0
6,464,770	Edcon Holdings, Ltd. F1 - Expiration: December, 2049 (b)(e)(f)(g)	0
523,517	Edcon Holdings, Ltd. F2 - Expiration: December, 2049 (b)(e)(f)(g)	0

	Total Warrants (Cost $0)	0

Principal Amount
	U.S. TREASURY OBLIGATIONS - 2.75%
	U.S. Treasury Notes
120,000	2.875%, 08/15/2028	128,972
200,000	3.125%, 11/15/2028	219,398
380,000	2.625%, 02/15/2029	400,774
600,000	2.375%, 05/15/2029	620,109

	Total U.S. Treasury Obligations (Cost $1,344,539)	1,369,253

	SHORT TERM INVESTMENTS - 28.03%
	Foreign Government Debt Obligation - 3.50%
	Argentina Treasury Bill
3,353,700	43.024%, 07/19/2019 (h)	85,226
1,265,100	42.897%, 07/31/2019 (h)	32,986
9,003,500	60.791%, 09/30/2019 (h)	283,296
4,580,000	63.304%, 10/31/2019 (h)	136,658
10,000	53.327%, 02/28/2020 (h)	233
8,517,000	55.067%, 04/30/2020 (h)	228,668
528,000	68.643%, 07/31/2020 (h)	12,196
	Mexico Cetes
395,250	18.386%, 07/04/2019 (h)	205,795
191,300	9.925%, 07/18/2019 (h)	99,308
324,300	8.501%, 09/12/2019 (h)	166,087
177,110	8.242%, 11/07/2019 (h)	89,589
298,410	8.196%, 01/02/2020 (h)	149,128
511,760	8.055%, 02/27/2020 (h)	252,726

		1,741,896

	Money Market Funds - 10.69%
5,317,090	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.34% (k)	5,317,090

	U.S. Treasury Bills - 13.84%
	U.S. Treasury Bills
1,600,000	2.064%, 12/05/2019 (h)	1,585,992
5,350,000	2.095%, 12/19/2019 (h)	5,298,254

		6,884,246

	Total Short Term Investments (Cost $14,003,120)	13,943,232

[777579.SOI1]3

Total Investments (Cost $54,220,783) - 98.35%	48,926,247
Other Assets in Excess of Liabilities - 1.65%	820,120

TOTAL NET ASSETS - 100.00%	$49,746,367

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2019.
(b)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $0, which represents 0.00% of total net assets.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2019.
(d)

Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another expemption from registration. The value of these securities total $797,363 , which represents 1.60% of total net assets.

(e)	As of June 30, 2019, the Valuation Committee has fair valued these securities. The value of these securities total $0, which represents 0.00% of total net assets.
(f)	Value determined using significant unobservable inputs. Classified as level 3 in the fair value hierarchy.
(g)	Non-income producing.
(h)	Zero coupon bond. The effective yield is listed.
(i)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(j)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2019.
(k)	Seven-day yield as of June 30, 2019.
(l)	Represents an inflation protected security.
(m)	Variable rate security. The coupon rate will be 0.00% until 2021. The effective yield is listed.
(n)

Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2019. These securities are liquid according to the Fund’s liquidity guidelines and the value of these securities total $483,087 which represents 0.97% of total net assets.

Glossary of terms

ARLLMONP - Argentina Blended Policy Rate

LIBOR - London Interbank Offered Rate

PIK - Payment In Kind

[777579.SOI2]1

GuideMark® Opportunistic Fixed Income Fund

Schedule of Open Forward Currency Contracts (Unaudited)

June 30, 2019

Forward Expiration Date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
7/1/2019	BNP Parabis	Argentine Peso	5,430,491	U.S. Dollar	111,338	$15,875
7/2/2019	Goldman Sachs	Argentine Peso	2,741,043	U.S. Dollar	55,319	8,787
9/19/2019	Citibank	Brazilian Real	3,300,000	Euro	744,115	651
7/15/2019	Citibank	Euro	752,228	Mexican Peso	16,860,600	(19,352)
7/5/2001	HSBC	Indian Rupee	805,000	U.S. Dollar	11,680	(29)
9/12/2019	JP Morgan Chase	Japanese Yen	33,104,364	Australian Dollar	440,000	(825)
12/12/2019	JP Morgan Chase	Japanese Yen	22,486,230	Australian Dollar	300,000	(301)
12/12/2019	HSBC	Japanese Yen	50,269,080	Australian Dollar	670,000	(205)
3/12/2020	JP Morgan Chase	Japanese Yen	29,103,968	Australian Dollar	390,000	(499)
3/13/2020	HSBC	Japanese Yen	12,639,585	Australian Dollar	170,000	(654)
6/12/2020	HSBC	Japanese Yen	12,604,395	Australian Dollar	170,000	(530)
6/12/2020	JP Morgan Chase	Japanese Yen	34,861,063	Australian Dollar	470,000	(1,336)
3/24/2019	JP Morgan Chase	Japanese Yen	11,415,950	U.S. Dollar	108,375	(434)
7/18/2019	Citibank	Japanese Yen	21,865,000	U.S. Dollar	198,889	4,238
7/18/2019	HSBC	Japanese Yen	53,310,000	U.S. Dollar	484,048	11,205
7/25/2019	JP Morgan Chase	Japanese Yen	29,085,000	U.S. Dollar	264,508	5,843
7/31/2019	Deutsche Bank	Japanese Yen	29,139,171	U.S. Dollar	267,345	3,633
7/31/2019	Citibank	Japanese Yen	35,670,000	U.S. Dollar	324,785	6,926
9/6/2019	HSBC	Japanese Yen	14,396,340	U.S. Dollar	133,936	298
9/6/2019	JP Morgan Chase	Japanese Yen	12,368,490	U.S. Dollar	115,192	134
10/21/2019	JP Morgan Chase	Japanese Yen	27,177,810	U.S. Dollar	253,158	1,110
10/21/2019	HSBC	Japanese Yen	43,137,630	U.S. Dollar	402,130	1,454
12/6/2019	JP Morgan Chase	Japanese Yen	12,442,000	U.S. Dollar	116,631	199
12/6/2019	HSBC	Japanese Yen	36,734,520	U.S. Dollar	344,410	524
12/20/2019	JP Morgan Chase	Japanese Yen	22,016,160	U.S. Dollar	205,577	1,383
3/6/2020	JP Morgan Chase	Japanese Yen	13,672,920	U.S. Dollar	129,018	123
3/6/2020	HSBC	Japanese Yen	14,396,340	U.S. Dollar	135,697	277
3/23/2020	HSBC	Japanese Yen	64,975,080	U.S. Dollar	611,510	2,814
3/23/2020	JP Morgan Chase	Japanese Yen	43,985,160	U.S. Dollar	413,633	2,236
6/8/2020	HSBC	Japanese Yen	14,396,350	U.S. Dollar	136,485	266
6/8/2020	JP Morgan Chase	Japanese Yen	13,672,910	U.S. Dollar	129,777	102
6/22/2020	JP Morgan Chase	Japanese Yen	22,016,160	U.S. Dollar	208,187	1,123
6/24/2020	BNP Parabis	Japanese Yen	55,637,050	U.S. Dollar	531,399	(2,390)
12/5/2020	JP Morgan Chase	Japanese Yen	11,960,130	U.S. Dollar	112,086	210
12/19/2020	HSBC	Japanese Yen	44,820,000	U.S. Dollar	418,282	3,010
7/15/2019	Citibank	Mexican Peso	16,860,600	Euro	728,863	45,958
7/1/2019	BNP Parabis	U.S. Dollar	126,762	Argentine Peso	5,430,491	(450)
7/2/2019	Goldman Sachs	U.S. Dollar	64,569	Argentine Peso	2,741,043	463
7/15/2019	JP Morgan Chase	U.S. Dollar	296,908	Australian Dollar	415,000	5,379
10/11/2019	JP Morgan Chase	U.S. Dollar	176,193	Australian Dollar	245,500	3,319
10/15/2019	Citibank	U.S. Dollar	156,599	Australian Dollar	218,512	2,715
10/15/2019	JP Morgan Chase	U.S. Dollar	297,457	Australian Dollar	415,000	5,200
10/23/2019	JP Morgan Chase	U.S. Dollar	537,577	Australian Dollar	744,500	13,180
11/13/2019	Citibank	U.S. Dollar	152,377	Australian Dollar	217,744	(1,066)
11/13/2019	JP Morgan Chase	U.S. Dollar	172,040	Australian Dollar	245,500	(962)
11/15/2019	JP Morgan Chase	U.S. Dollar	237,486	Australian Dollar	339,000	(1,416)
11/15/2019	Citibank	U.S. Dollar	152,530	Australian Dollar	217,744	(920)
11/21/2019	Citibank	U.S. Dollar	255,873	Australian Dollar	370,000	(4,910)
11/22/2019	JP Morgan Chase	U.S. Dollar	517,063	Australian Dollar	744,500	(7,689)
7/22/2019	Citibank	U.S. Dollar	359,314	Euro	314,223	1,278
7/23/2019	Citibank	U.S. Dollar	277,442	Euro	242,600	992
7/23/2019	Deutsche Bank	U.S. Dollar	50,117	Euro	44,000	(22)
8/21/2019	JP Morgan Chase	U.S. Dollar	83,592	Euro	74,333	(1,312)
9/6/2019	Citibank	U.S. Dollar	219,069	Euro	190,790	884
9/23/2019	Goldman Sachs	U.S. Dollar	130,682	Euro	113,324	926
9/25/2019	JP Morgan Chase	U.S. Dollar	68,317	Euro	60,167	(584)
10/8/2019	Bank of America	U.S. Dollar	353,148	Euro	310,151	(2,384)
10/8/2019	Deutsche Bank	U.S. Dollar	209,169	Euro	183,683	(1,390)
10/10/2019	Citibank	U.S. Dollar	2,455,752	Euro	2,146,074	(4,709)
10/11/2019	Barclays	U.S. Dollar	216,421	Euro	189,000	(283)
10/15/2019	Citibank	U.S. Dollar	72,715	Euro	63,594	(224)
10/23/2019	Goldman Sachs	U.S. Dollar	130,054	Euro	113,352	(34)
10/24/2019	Deutsche Bank	U.S. Dollar	90,099	Euro	78,923	(484)
10/24/2019	UBS	U.S. Dollar	233,698	Euro	203,500	134
10/25/2019	Deutsche Bank	U.S. Dollar	50,088	Euro	44,000	(417)
10/29/2019	JP Morgan Chase	U.S. Dollar	297,527	Euro	263,000	(4,446)
10/29/2019	Goldman Sachs	U.S. Dollar	25,814	Euro	22,812	(378)
10/30/2019	Deutsche Bank	U.S. Dollar	377,786	Euro	333,733	(5,431)
10/31/2019	HSBC	U.S. Dollar	38,638	Euro	34,118	(542)
11/4/2019	Citibank	U.S. Dollar	75,627	Euro	66,791	(1,097)
11/6/2019	BNP Parabis	U.S. Dollar	2,098,411	Euro	1,845,000	(21,304)
11/20/2019	JP Morgan Chase	U.S. Dollar	68,321	Euro	60,167	(880)
11/21/2019	Goldman Sachs	U.S. Dollar	128,527	Euro	113,324	(1,823)
11/21/2019	Bank of America	U.S. Dollar	361,851	Euro	319,000	(5,074)
11/21/2019	JP Morgan Chase	U.S. Dollar	84,211	Euro	74,333	(1,289)
11/21/2019	Citibank	U.S. Dollar	1,837,242	Euro	1,620,000	(26,140)
11/29/2019	Deutsche Bank	U.S. Dollar	377,525	Euro	333,864	(6,736)
11/29/2019	Goldman Sachs	U.S. Dollar	77,139	Euro	68,188	(1,342)
11/29/2019	Morgan Stanley	U.S. Dollar	100,095	Euro	88,500	(1,764)
12/4/2019	Bank of America	U.S. Dollar	211,263	Euro	186,500	(3,473)
12/8/2019	Bank of America	U.S. Dollar	355,141	Euro	310,348	(2,333)
12/9/2019	Deutsche Bank	U.S. Dollar	210,008	Euro	183,683	(1,566)
12/18/2019	Deutsche Bank	U.S. Dollar	13,675	Euro	12,000	(157)
7/5/2019	BNP Parabis	U.S. Dollar	13,474	Indian Rupee	943,600	(183)
7/5/2019	HSBC	U.S. Dollar	11,549	Indian Rupee	805,000	(102)
7/11/2019	HSBC	U.S. Dollar	180,415	Indian Rupee	12,713,110	(3,449)
7/15/2019	Citibank	U.S. Dollar	120,015	Indian Rupee	8,476,000	(2,509)
7/22/2019	HSBC	U.S. Dollar	145,047	Indian Rupee	10,432,000	(5,621)
7/22/2019	JP Morgan Chase	U.S. Dollar	17,092	Indian Rupee	1,212,000	(413)
8/14/2019	HSBC	U.S. Dollar	204,262	Indian Rupee	14,268,000	(1,193)
8/19/2019	Citibank	U.S. Dollar	338,927	Indian Rupee	23,780,000	(3,272)
8/20/2019	JP Morgan Chase	U.S. Dollar	79,325	Indian Rupee	5,651,000	(1,983)
9/3/2019	JP Morgan Chase	U.S. Dollar	128,247	Indian Rupee	9,051,000	(1,747)
9/6/2019	BNP Parabis	U.S. Dollar	13,447	Indian Rupee	951,400	(212)
9/6/2019	HSBC	U.S. Dollar	11,369	Indian Rupee	802,000	(146)
9/11/2019	HSBC	U.S. Dollar	113,254	Indian Rupee	8,006,483	(1,623)
9/12/2019	BNP Parabis	U.S. Dollar	190,820	Indian Rupee	13,361,000	(860)
9/13/2019	JP Morgan Chase	U.S. Dollar	269,597	Indian Rupee	18,920,000	(1,799)
9/16/2019	Citibank	U.S. Dollar	92,142	Indian Rupee	6,467,000	(588)
9/16/2019	HSBC	U.S. Dollar	57,213	Indian Rupee	4,017,472	(394)
9/18/2019	JP Morgan Chase	U.S. Dollar	149,666	Indian Rupee	10,541,000	(1,443)

[777579.SOI2]2

10/3/2019	HSBC	U.S. Dollar	11,535	Indian Rupee	805,000	18
7/18/2019	Citibank	U.S. Dollar	196,628	Japanese Yen	21,865,000	(6,499)
7/18/2019	HSBC	U.S. Dollar	479,408	Japanese Yen	53,310,000	(15,845)
7/25/2019	JP Morgan Chase	U.S. Dollar	261,772	Japanese Yen	29,085,000	(8,579)
7/31/2019	Citibank	U.S. Dollar	321,341	Japanese Yen	35,670,000	(10,370)
7/31/2019	Deutsche Bank	U.S. Dollar	262,541	Japanese Yen	29,139,171	(8,437)
7/29/2019	Citibank	U.S. Dollar	15,618	South Korea Won	18,558,803	(470)
7/30/2019	HSBC	U.S. Dollar	66,118	South Korea Won	75,856,853	357
8/26/2019	Citibank	U.S. Dollar	14,022	South Korea Won	15,718,394	384
8/28/2019	Citibank	U.S. Dollar	15,632	South Korea Won	18,558,803	(471)
11/12/2019	JP Morgan Chase	U.S. Dollar	344,193	South Korea Won	400,000,000	(3,794)
12/9/2019	Goldman Sachs	U.S. Dollar	875,623	South Korea Won	1,037,000,000	(27,381)

						$(97,361)

[777579.SOI2]3

GuideMark® Opportunistic Fixed Income Fund

Schedule of Open Swap Contracts

Interest Rate Swaps (Unaudited)

June 30, 2019

Pay/Receive Floating Rate	Floating Rate Index	Floating Payment Frequency	Fixed Pay Rate	Fixed Payment Frequency	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR*	Quarterly	3.848%	Semi-Annual	8/22/2043	JP Morgan Chase	$4,170,000	$(1,332,549)	$0	$(1,332,549)
Receive	3-MO-USD-LIBOR*	Quarterly	2.587%	Semi-Annual	7/27/2047	Citibank	1,100,000	(90,482)	0	(90,482)
Receive	3-MO-USD-LIBOR*	Quarterly	1.973%	Semi-Annual	1/27/2025	Citibank	360,000	(3,798)	0	(3,798)
Receive	3-MO-USD-LIBOR	Quarterly	2.980%	Semi-Annual	2/20/2048	Citibank	274,000	(46,438)	0	(46,438)
Receive	3-MO-USD-LIBOR**	Quarterly	3.002%	Semi-Annual	2/22/2048	HSBC	274,000	(47,786)	0	(47,786)
Receive	3-MO-USD-LIBOR**	Quarterly	3.019%	Semi-Annual	2/23/2048	HSBC	274,000	(48,807)	0	(48,807)
Receive	3-MO-USD-LIBOR*	Quarterly	1.914%	Semi-Annual	1/22/2025	HSBC	196,000	(1,462)	0	(1,462)
Receive	3-MO-USD-LIBOR*	Quarterly	1.817%	Semi-Annual	2/3/2025	Citibank	120,000	(253)	0	(253)
Receive	3-MO-USD-LIBOR*	Quarterly	1.942%	Semi-Annual	1/30/2025	Citibank	80,000	(708)	0	(708)

								$(1,572,283)	$0	$(1,572,283)

*	Centrally cleared swap, clearing agent: JP Morgan Chase
**	Centrally cleared swap, clearing agent: Citibank

[779022.NOTE2]1

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$-	$-	$0	$0
Fixed Income	-	-	-	-
Asset Backed Securities	-	1,121,709	-	1,121,709
Collateralized Mortgage Obligations	-	6,412,106	-	6,412,106
Corporate Obligations	-	21,125	-	21,125
Foreign Government Obligations	-	17,042,234	-	17,042,234
Mortgage Backed Securities - U.S. Government Agency	-	9,257,452	-	9,257,452

Total Fixed Income	-	33,854,626	-	33,854,626
Purchased Options	-	-	-	-
Warrants	-	-	0	0
U.S. Treasury Obligations	-	1,369,253	-	1,369,253
Short Term Investments	5,317,090	8,385,278	-	13,702,368

Total Investments in Securities	$5,317,090	$43,609,157	$0	$48,926,247

Other Financial Instruments*
Forward Currency Contracts	$-	$(97,361)	$-	$(97,361)
Swaps	-	(1,572,283)	-	(1,572,283)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Warrants

Balance as of April 1, 2019	$0	$0

Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Amortization, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-

Balance as of June 30, 2019	$0	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019	$-	$-

GuidePath® Growth Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$840,982,363	$-	$-	$840,982,363
Short Term Investments	9,695,547	-	-	9,695,547
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	89,861,553

Total Investments in Securities	$850,677,910	$-	$-	$940,539,463

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$360,069,311	$-	$-	$360,069,311
Short Term Investments	4,790,123	-	-	4,790,123
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	103,431,619

Total Investments in Securities	$364,859,434	$-	$-	$468,291,053

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]2

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$354,069,792	$-	$-	$354,069,792
Short Term Investments	4,191,794	-	-	4,191,794
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	62,719,548

Total Investments in Securities	$358,261,586	$-	$-	$420,981,134

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$320,939,218	$-	$-	$320,939,218
Short Term Investments	3,508,639	-	-	3,508,639
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	38,464,243

Total Investments in Securities	$324,447,857	$-	$-	$362,912,100

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$135,140,585	$-	$-	$135,140,585
Short Term Investments	2,246,014	-	-	2,246,014
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,354,951

Total Investments in Securities	$137,386,599	$-	$-	$156,741,550

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$60,293,391	$-	$-	$60,293,391
Short Term Investments	734,770	-	-	734,770
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	15,371,320

Total Investments in Securities	$61,028,161	$-	$-	$76,399,481

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total

Short Term Investments	$776,273	$161,369,124	$-	$162,145,397

Total Investments in Securities	$776,273	$161,369,124	$-	$162,145,397

Other Financial Instruments*
Futures	$8,093,856	$-	$-	$8,093,856

* Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund
	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$283,069	$-	$283,069
Investment Companies	1,747,110	-	-	1,747,110
Short Term Investments	1,416,576	-	-	1,416,576

Total Investments in Securities	$3,163,686	$283,069	$-	$3,446,755

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]3

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$13,653,023	$-	$-	$13,653,023
Short Term Investments	664,854	-	-	664,854

Total Investments in Securities	$14,317,877	$-	$-	$14,317,877

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$1,993,215	$-	1,993,215
Common Stock	5,466,863	-	-	5,466,863
Investment Companies	5,628,886	-	-	5,628,886
Short Term Investments	2,752,805	-	-	2,752,805

Total Investments in Securities	$13,848,554	$1,993,215	$-	$15,841,769

Other Financial Instruments*
Futures	$54,736		$-	$54,736
Written Options	-	(33,414)	-	(33,414)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as the unrealized appreciation (depreciation) on the instrument while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The GuidePath® Absolute Return Allocation Fund owned 5% or more of the voting securities of the following company during the period ended June 30, 2019. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2019	Purchases	Sales	Realized Gain (Loss)
ProShares Investment Grade-Interest Rate Hedged ETF	$46,966,684	$7,150,705	$42,977,573	$1,303,320

	$46,966,684	$7,150,705	$42,977,573	$1,303,320

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of June 30, 2019	Share Balance as of June 30, 2019
ProShares Investment Grade-Interest Rate Hedged ETF	$(955,331)	$251,217	$11,487,805	152,804

	$(955,331)	$251,217	$11,487,805	152,804

GuidePath® Multi-Asset Income Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.92%
	Exchange Traded Funds - 79.54%
99,607	Global X MLP ETF (a)	$878,534
140,589	iShares 0-5 Year High Yield Corporate Bond ETF	6,565,507
12,708	iShares 7-10 Year Treasury Bond ETF (a)	1,398,134
46,015	iShares 20+ Year Treasury Bond ETF (a)	6,111,252
44,464	iShares Currency Hedged MSCI Eurozone ETF (a)	1,366,823
143,305	iShares Emerging Markets Dividend ETF (a)	5,845,411
21,610	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,687,636
33,157	iShares MBS ETF	3,567,693
204,571	iShares Preferred & Income Securities ETF (a)	7,538,441
216,985	SPDR Portfolio Aggregate Bond ETF (a)	6,329,452
136,217	SPDR Portfolio Long Term Corporate Bond ETF	3,916,239
691,200	SPDR Portfolio S&P 500 High Dividend ETF	26,293,248
29,345	SPDR Portfolio Short Term Corporate Bond ETF (a)	903,239
19,753	SPDR S&P Global Dividend ETF (a)	1,333,130
34,351	SPDR S&P Global Infrastructure ETF	1,825,069
35,978	Vanguard Emerging Markets Government Bond ETF	2,893,351
51,357	Vanguard Global ex-U.S. Real Estate ETF	3,030,063
31,036	Vanguard Intermediate-Term Corporate Bond ETF (a)	2,788,585
214,874	Vanguard International High Dividend Yield ETF	13,188,966
51,718	Vanguard Real Estate ETF	4,520,153
2,954	Vanguard S&P 500 ETF	795,069
180,497	WisdomTree U.S. SmallCap Dividend Fund (a)	4,893,274

		108,669,269

	Mutual Funds - 19.38%
185,523	BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	1,838,535
294,346	Loomis Sayles Global Allocation Fund - Y Shares	7,002,494
830,630	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	8,173,395
1,613,804	Vanguard High-Yield Corporate Fund - Admiral Shares	9,456,892

		26,471,316

	Total Investment Companies (Cost $128,878,107)	135,140,585

	SHORT TERM INVESTMENTS - 1.64%
	Money Market Funds - 1.64%
2,246,014	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.34% (b)	2,246,014

	Total Short Term Investments (Cost $2,246,014)	2,246,014

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 14.17%
	Investments Purchased with Proceeds from Securities Lending Collateral - 14.17%
19,354,951	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.57% (b)	19,354,951

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $19,354,951)	19,354,951

	Total Investments (Cost $150,479,072) - 114.73%	156,741,550
	Liabilities in Excess of Other Assets - (14.73)%	(20,126,318)

	TOTAL NET ASSETS - 100.00%	$136,615,232

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June, 30, 2019.

[779022.NOTE2]1

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$-	$-	$0	$0
Fixed Income	-	-	-	-
Asset Backed Securities	-	1,121,709	-	1,121,709
Collateralized Mortgage Obligations	-	6,412,106	-	6,412,106
Corporate Obligations	-	21,125	-	21,125
Foreign Government Obligations	-	17,042,234	-	17,042,234
Mortgage Backed Securities - U.S. Government Agency	-	9,257,452	-	9,257,452

Total Fixed Income	-	33,854,626	-	33,854,626
Purchased Options	-	-	-	-
Warrants	-	-	0	0
U.S. Treasury Obligations	-	1,369,253	-	1,369,253
Short Term Investments	5,317,090	8,385,278	-	13,702,368

Total Investments in Securities	$5,317,090	$43,609,157	$0	$48,926,247

Other Financial Instruments*
Forward Currency Contracts	$-	$(97,361)	$-	$(97,361)
Swaps	-	(1,572,283)	-	(1,572,283)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Warrants

Balance as of April 1, 2019	$0	$0

Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Amortization, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-

Balance as of June 30, 2019	$0	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019	$-	$-

GuidePath® Growth Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$840,982,363	$-	$-	$840,982,363
Short Term Investments	9,695,547	-	-	9,695,547
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	89,861,553

Total Investments in Securities	$850,677,910	$-	$-	$940,539,463

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$360,069,311	$-	$-	$360,069,311
Short Term Investments	4,790,123	-	-	4,790,123
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	103,431,619

Total Investments in Securities	$364,859,434	$-	$-	$468,291,053

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]2

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$354,069,792	$-	$-	$354,069,792
Short Term Investments	4,191,794	-	-	4,191,794
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	62,719,548

Total Investments in Securities	$358,261,586	$-	$-	$420,981,134

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$320,939,218	$-	$-	$320,939,218
Short Term Investments	3,508,639	-	-	3,508,639
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	38,464,243

Total Investments in Securities	$324,447,857	$-	$-	$362,912,100

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$135,140,585	$-	$-	$135,140,585
Short Term Investments	2,246,014	-	-	2,246,014
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,354,951

Total Investments in Securities	$137,386,599	$-	$-	$156,741,550

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$60,293,391	$-	$-	$60,293,391
Short Term Investments	734,770	-	-	734,770
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	15,371,320

Total Investments in Securities	$61,028,161	$-	$-	$76,399,481

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total

Short Term Investments	$776,273	$161,369,124	$-	$162,145,397

Total Investments in Securities	$776,273	$161,369,124	$-	$162,145,397

Other Financial Instruments*
Futures	$8,093,856	$-	$-	$8,093,856

* Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund
	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$283,069	$-	$283,069
Investment Companies	1,747,110	-	-	1,747,110
Short Term Investments	1,416,576	-	-	1,416,576

Total Investments in Securities	$3,163,686	$283,069	$-	$3,446,755

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]3

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$13,653,023	$-	$-	$13,653,023
Short Term Investments	664,854	-	-	664,854

Total Investments in Securities	$14,317,877	$-	$-	$14,317,877

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$1,993,215	$-	1,993,215
Common Stock	5,466,863	-	-	5,466,863
Investment Companies	5,628,886	-	-	5,628,886
Short Term Investments	2,752,805	-	-	2,752,805

Total Investments in Securities	$13,848,554	$1,993,215	$-	$15,841,769

Other Financial Instruments*
Futures	$54,736		$-	$54,736
Written Options	-	(33,414)	-	(33,414)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as the unrealized appreciation (depreciation) on the instrument while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The GuidePath® Absolute Return Allocation Fund owned 5% or more of the voting securities of the following company during the period ended June 30, 2019. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2019	Purchases	Sales	Realized Gain (Loss)
ProShares Investment Grade-Interest Rate Hedged ETF	$46,966,684	$7,150,705	$42,977,573	$1,303,320

	$46,966,684	$7,150,705	$42,977,573	$1,303,320

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of June 30, 2019	Share Balance as of June 30, 2019
ProShares Investment Grade-Interest Rate Hedged ETF	$(955,331)	$251,217	$11,487,805	152,804

	$(955,331)	$251,217	$11,487,805	152,804

GuidePath® Flexible Income Allocation Fund

Schedule of Investments (Unaudited)

June 30, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 99.01%
	Exchange Traded Funds - 99.01%
133,173	iShares 7-10 Year Treasury Bond ETF (a)	$14,651,694
265,689	Schwab Intermediate-Term U.S. Treasury ETF	14,602,267
6,586	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	603,343
87,305	SPDR Bloomberg Barclays Intermediate Term Treasury ETF	5,395,449
273,163	SPDR Portfolio Long Term Treasury ETF	10,423,900
179,017	Vanguard Long-Term Treasury ETF	14,616,738

		60,293,391

	Total Investment Companies (Cost $59,824,305)	60,293,391

	SHORT TERM INVESTMENTS - 1.21%
	Money Market Funds - 1.21%
734,770	DWS Government Money Market Series - Institutional Shares Effective Yield, 2.34% (b)	734,770

	Total Short Term Investments (Cost $734,770)	734,770

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 25.24%
	Investments Purchased with Proceeds from Securities Lending Collateral - 25.24%
15,371,320	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.57% (b)	15,371,320

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $15,371,320)	15,371,320

	Total Investments (Cost $75,930,395) - 125.46%	76,399,481
	Liabilities in Excess of Other Assets - (25.46)%	(15,502,337)

	TOTAL NET ASSETS - 100.00%	$60,897,144

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2019.

[779022.NOTE2]1

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, written and purchased options, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Common Stock	$-	$-	$0	$0
Fixed Income	-	-	-	-
Asset Backed Securities	-	1,121,709	-	1,121,709
Collateralized Mortgage Obligations	-	6,412,106	-	6,412,106
Corporate Obligations	-	21,125	-	21,125
Foreign Government Obligations	-	17,042,234	-	17,042,234
Mortgage Backed Securities - U.S. Government Agency	-	9,257,452	-	9,257,452

Total Fixed Income	-	33,854,626	-	33,854,626
Purchased Options	-	-	-	-
Warrants	-	-	0	0
U.S. Treasury Obligations	-	1,369,253	-	1,369,253
Short Term Investments	5,317,090	8,385,278	-	13,702,368

Total Investments in Securities	$5,317,090	$43,609,157	$0	$48,926,247

Other Financial Instruments*
Forward Currency Contracts	$-	$(97,361)	$-	$(97,361)
Swaps	-	(1,572,283)	-	(1,572,283)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and swaps. Forward currency contracts and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Warrants

Balance as of April 1, 2019	$0	$0

Purchases	-	-
Sales proceeds and paydowns	-	-
Accreted discounts, net	-	-
Amortization, net	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Transfers into/(out of) Level 3	-	-

Balance as of June 30, 2019	$0	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at June 30, 2019	$-	$-

GuidePath® Growth Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$840,982,363	$-	$-	$840,982,363
Short Term Investments	9,695,547	-	-	9,695,547
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	89,861,553

Total Investments in Securities	$850,677,910	$-	$-	$940,539,463

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$360,069,311	$-	$-	$360,069,311
Short Term Investments	4,790,123	-	-	4,790,123
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	103,431,619

Total Investments in Securities	$364,859,434	$-	$-	$468,291,053

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]2

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$354,069,792	$-	$-	$354,069,792
Short Term Investments	4,191,794	-	-	4,191,794
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	62,719,548

Total Investments in Securities	$358,261,586	$-	$-	$420,981,134

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$320,939,218	$-	$-	$320,939,218
Short Term Investments	3,508,639	-	-	3,508,639
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	38,464,243

Total Investments in Securities	$324,447,857	$-	$-	$362,912,100

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$135,140,585	$-	$-	$135,140,585
Short Term Investments	2,246,014	-	-	2,246,014
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	19,354,951

Total Investments in Securities	$137,386,599	$-	$-	$156,741,550

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$60,293,391	$-	$-	$60,293,391
Short Term Investments	734,770	-	-	734,770
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	15,371,320

Total Investments in Securities	$61,028,161	$-	$-	$76,399,481

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Managed Futures Strategy Fund
	Level 1	Level 2	Level 3	Total

Short Term Investments	$776,273	$161,369,124	$-	$162,145,397

Total Investments in Securities	$776,273	$161,369,124	$-	$162,145,397

Other Financial Instruments*
Futures	$8,093,856	$-	$-	$8,093,856

* Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures. Futures are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath® Conservative Income Fund
	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$283,069	$-	$283,069
Investment Companies	1,747,110	-	-	1,747,110
Short Term Investments	1,416,576	-	-	1,416,576

Total Investments in Securities	$3,163,686	$283,069	$-	$3,446,755

For further information regarding security characteristics, see the Schedule of Investments.

[779022.NOTE2]3

GuidePath® Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$13,653,023	$-	$-	$13,653,023
Short Term Investments	664,854	-	-	664,854

Total Investments in Securities	$14,317,877	$-	$-	$14,317,877

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath® Growth & Income Fund

	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$1,993,215	$-	1,993,215
Common Stock	5,466,863	-	-	5,466,863
Investment Companies	5,628,886	-	-	5,628,886
Short Term Investments	2,752,805	-	-	2,752,805

Total Investments in Securities	$13,848,554	$1,993,215	$-	$15,841,769

Other Financial Instruments*
Futures	$54,736		$-	$54,736
Written Options	-	(33,414)	-	(33,414)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and written options. Futures are reflected as the unrealized appreciation (depreciation) on the instrument while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

The GuidePath® Absolute Return Allocation Fund owned 5% or more of the voting securities of the following company during the period ended June 30, 2019. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2019	Purchases	Sales	Realized Gain (Loss)
ProShares Investment Grade-Interest Rate Hedged ETF	$46,966,684	$7,150,705	$42,977,573	$1,303,320

	$46,966,684	$7,150,705	$42,977,573	$1,303,320

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of June 30, 2019	Share Balance as of June 30, 2019
ProShares Investment Grade-Interest Rate Hedged ETF	$(955,331)	$251,217	$11,487,805	152,804

	$(955,331)	$251,217	$11,487,805	152,804